UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

May 31, 2022

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)
G Class (ACADX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Rights	—*
Short-Term Investments	1.5%
Other Assets and Liabilities	(0.1)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	26.2%
Taiwan	16.2%
South Korea	13.8%
India	9.7%
Brazil	6.6%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$805.90	$5.67	1.26%
I Class	$1,000	$807.30	$4.78	1.06%
Y Class	$1,000	$808.20	$4.10	0.91%
A Class	$1,000	$805.50	$6.80	1.51%
C Class	$1,000	$802.70	$10.16	2.26%
R Class	$1,000	$804.20	$7.92	1.76%
R5 Class	$1,000	$807.40	$4.78	1.06%
R6 Class	$1,000	$807.90	$4.10	0.91%
G Class	$1,000	$911.80	$0.02(2)	0.01%
Hypothetical
Investor Class	$1,000	$1,018.65	$6.34	1.26%
I Class	$1,000	$1,019.65	$5.34	1.06%
Y Class	$1,000	$1,020.39	$4.58	0.91%
A Class	$1,000	$1,017.40	$7.59	1.51%
C Class	$1,000	$1,013.66	$11.35	2.26%
R Class	$1,000	$1,016.16	$8.85	1.76%
R5 Class	$1,000	$1,019.65	$5.34	1.06%
R6 Class	$1,000	$1,020.39	$4.58	0.91%
G Class	$1,000	$1,024.88	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from April 1, 2022 (commencement of sale) through May 31, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Brazil — 6.6%
Banco BTG Pactual SA	7,145,100	$37,766,023
Embraer SA, ADR(1)	1,545,562	16,552,969
Hapvida Participacoes e Investimentos SA	9,320,700	13,120,426
Petro Rio SA(1)	11,979,300	70,047,605
Suzano SA	1,619,200	18,121,903
Vale SA, ADR	2,353,271	42,476,542
WEG SA	3,737,500	19,951,473
		218,036,941
China — 26.2%
Alibaba Group Holding Ltd., ADR(1)	810,634	77,861,396
BYD Co. Ltd., H Shares	1,899,000	67,492,975
China Construction Bank Corp., H Shares	70,629,000	52,358,390
China Education Group Holdings Ltd.(2)	11,971,000	8,266,094
China State Construction International Holdings Ltd.	15,210,000	17,876,179
Chinasoft International Ltd.(1)	22,036,000	20,251,158
Contemporary Amperex Technology Co. Ltd., A Shares	479,113	29,171,289
Country Garden Services Holdings Co. Ltd.	4,131,000	16,334,901
ENN Energy Holdings Ltd.	2,688,900	41,140,255
Ganfeng Lithium Co. Ltd., H Shares	2,679,600	34,345,903
GDS Holdings Ltd., ADR(1)	437,990	12,259,340
Industrial & Commercial Bank of China Ltd., H Shares	33,521,740	20,073,500
JD.com, Inc., Class A	1,029,642	28,923,016
Kweichow Moutai Co. Ltd., A Shares	136,010	36,658,849
Li Ning Co. Ltd.	3,220,500	25,126,899
Meituan, Class B(1)	1,161,000	27,242,983
NIO, Inc., ADR(1)	982,228	17,080,945
Ping An Insurance Group Co. of China Ltd., H Shares	3,155,000	20,200,920
Shenzhou International Group Holdings Ltd.	1,365,600	18,748,095
Sungrow Power Supply Co. Ltd., A Shares	1,774,699	21,198,860
Tencent Holdings Ltd.	3,489,500	159,534,229
Wuxi Biologics Cayman, Inc.(1)	5,500,500	40,674,043
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	8,592,129	51,574,515
Yunnan Energy New Material Co. Ltd., A Shares	612,324	19,890,232
		864,284,966
India — 9.7%
Bajaj Finance Ltd.	401,092	31,189,895
Bata India Ltd.	864,794	20,817,947
HDFC Bank Ltd.	3,841,475	68,190,056
Hindalco Industries Ltd.	4,320,356	23,493,522
ICICI Bank Ltd., ADR	3,497,842	67,333,459
Infosys Ltd., ADR	1,652,640	31,168,790
Reliance Industries Ltd.	1,216,511	40,982,381
Tata Consultancy Services Ltd.	881,599	38,016,090
		321,192,140
Indonesia — 3.3%
Bank Rakyat Indonesia (Persero) Tbk PT	222,196,500	70,386,523

	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	131,701,500	$38,882,445
		109,268,968
Luxembourg — 0.6%
Ternium SA, ADR	468,957	20,620,039
Malaysia — 2.1%
CIMB Group Holdings Bhd	50,919,809	59,783,926
Press Metal Aluminium Holdings Bhd	8,127,500	10,269,812
		70,053,738
Mexico — 3.5%
America Movil SAB de CV, Class L ADR	1,364,346	29,115,143
Grupo Financiero Banorte SAB de CV	8,694,204	56,206,071
Wal-Mart de Mexico SAB de CV	8,378,293	30,983,571
		116,304,785
Peru — 0.8%
Credicorp Ltd.	177,378	24,900,324
Philippines — 0.9%
Ayala Land, Inc.	51,687,880	29,158,206
Russia(3)†
Magnit PJSC	267,484	2,579
Novatek PJSC, GDR	110,040	7,153
Yandex NV, A Shares(1)	456,739	60,746
		70,478
Saudi Arabia — 3.8%
Al Rajhi Bank	3,002,097	78,974,833
Alinma Bank	4,664,138	47,801,441
		126,776,274
South Africa — 3.9%
Capitec Bank Holdings Ltd.	415,554	59,788,408
Exxaro Resources Ltd.	2,140,170	30,353,438
Kumba Iron Ore Ltd.	515,142	19,398,980
Naspers Ltd., N Shares	181,164	19,734,367
		129,275,193
South Korea — 13.8%
Ecopro BM Co. Ltd.(2)	116,100	47,216,556
Hana Financial Group, Inc.	960,898	38,429,477
Hyundai Motor Co.	138,029	21,032,850
Iljin Materials Co. Ltd.	211,233	15,319,981
NAVER Corp.	102,731	23,787,310
Samsung Biologics Co. Ltd.(1)	93,707	63,951,925
Samsung Electronics Co. Ltd.	2,847,774	154,856,086
Samsung SDI Co. Ltd.	88,988	41,151,609
SK Hynix, Inc.	551,652	47,813,461
		453,559,255
Taiwan — 16.2%
ASPEED Technology, Inc.	217,000	17,250,444
Chailease Holding Co. Ltd.	8,047,463	61,921,734
E Ink Holdings, Inc.	5,529,000	38,454,158
E.Sun Financial Holding Co. Ltd.	29,048,000	30,441,604
Far EasTone Telecommunications Co. Ltd.	6,760,000	18,506,452
Formosa Plastics Corp.	9,387,000	33,851,613
momo.com, Inc.	379,000	10,817,041
Silergy Corp.	134,000	13,770,972

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	15,375,713	$290,768,956
Unimicron Technology Corp.	2,546,000	18,686,658
		534,469,632
Thailand — 5.2%
CP ALL PCL	18,985,600	36,722,975
Kasikornbank PCL	11,221,300	48,146,834
Minor International PCL(1)	9,054,500	9,249,522
PTT Exploration & Production PCL	15,481,000	76,219,546
		170,338,877
Turkey — 0.4%
BIM Birlesik Magazalar AS	2,681,079	13,477,734
United Arab Emirates — 1.0%
Emaar Properties PJSC	21,311,883	33,097,339
United States — 0.6%
MercadoLibre, Inc.(1)	24,130	18,963,284
TOTAL COMMON STOCKS (Cost $3,024,200,303)		3,253,848,173
RIGHTS†
South Korea†
Ecopro BM Co. Ltd.(1)(2) (Cost $—)	6,551	818,081
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,656,984	7,656,984
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $3,731,884), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $3,659,768)		3,659,693
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $37,424,834), at 0.75%, dated 5/31/22, due 6/1/22 (Delivery value $36,691,764)		36,691,000
		40,350,693
TOTAL SHORT-TERM INVESTMENTS (Cost $48,007,677)		48,007,677
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,072,207,980)		3,302,673,931
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,569,179)
TOTAL NET ASSETS — 100.0%		$3,300,104,752

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.5%
Information Technology	22.6%
Consumer Discretionary	11.3%
Communication Services	8.2%
Energy	8.1%
Materials	6.7%
Industrials	4.5%
Consumer Staples	3.5%
Health Care	3.5%
Real Estate	2.4%
Utilities	1.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	(0.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,200,056. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $31,361,629, all of which is securities collateral.
(3)Securities may be subject to resale, redemption or transferability restrictions.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,072,207,980) — including $29,200,056 of securities on loan	$3,302,673,931
Foreign currency holdings, at value (cost of $2,513,008)	2,513,008
Receivable for investments sold	3,443,711
Receivable for capital shares sold	2,413,195
Dividends and interest receivable	4,092,338
Securities lending receivable	77,221
Other assets	59,004
3,315,272,408

Liabilities
Payable for investments purchased	8,689,591
Payable for capital shares redeemed	2,671,155
Accrued management fees	2,159,770
Distribution and service fees payable	31,052
Accrued foreign taxes	1,616,088
15,167,656

Net Assets	$3,300,104,752

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,450,784,240
Distributable earnings	(150,679,488)
$3,300,104,752

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$434,481,593	39,813,882	$10.91
I Class, $0.01 Par Value	$1,188,692,532	106,234,097	$11.19
Y Class, $0.01 Par Value	$39,076,210	3,486,978	$11.21
A Class, $0.01 Par Value	$67,698,752	6,429,602	$10.53*
C Class, $0.01 Par Value	$17,543,003	1,842,899	$9.52
R Class, $0.01 Par Value	$6,264,777	592,123	$10.58
R5 Class, $0.01 Par Value	$10,575,552	944,296	$11.20
R6 Class, $0.01 Par Value	$734,185,534	65,623,170	$11.19
G Class, $0.01 Par Value	$801,586,799	71,360,630	$11.23
*Maximum offering price $11.17 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,929,442)	$30,110,658
Securities lending, net	137,937
Interest	16,494
30,265,089

Expenses:
Management fees	16,104,783
Distribution and service fees:
A Class	101,758
C Class	107,035
R Class	17,586
Directors' fees and expenses	33,602
Other expenses	51,651
16,416,415
Fees waived - G Class	(701,681)
15,714,734

Net investment income (loss)	14,550,355

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(3,834))	(125,706,821)
Foreign currency translation transactions	(2,554,546)
(128,261,367)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $3,894,982)	(514,298,398)
Translation of assets and liabilities in foreign currencies	95,983
(514,202,415)

Net realized and unrealized gain (loss)	(642,463,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(627,913,427)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$14,550,355	$17,543,192
Net realized gain (loss)	(128,261,367)	143,688,790
Change in net unrealized appreciation (depreciation)	(514,202,415)	(167,631,110)
Net increase (decrease) in net assets resulting from operations	(627,913,427)	(6,399,128)

Distributions to Shareholders
From earnings:
Investor Class	(4,433,245)	(3,436,076)
I Class	(15,057,238)	(12,395,337)
Y Class	(535,793)	(317,596)
A Class	(538,424)	(298,238)
R Class	(31,292)	(3,177)
R5 Class	(121,944)	(30,070)
R6 Class	(9,852,306)	(6,236,864)
G Class	(24)	—
Decrease in net assets from distributions	(30,570,266)	(22,717,358)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	712,754,226	430,517,881

Net increase (decrease) in net assets	54,270,533	401,401,395

Net Assets
Beginning of period	3,245,834,219	2,844,432,824
End of period	$3,300,104,752	$3,245,834,219

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 15% of the shares of the fund.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class(1)
1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%	0.00%
(1)Annual management fee before waiver was 0.90%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $4,187,035 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $3,414,121 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $1,153,540,816 and $844,838,736, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022(1)		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,100,000,000		1,100,000,000
Sold	4,468,472	$57,606,425	10,257,205	$154,967,241
Issued in reinvestment of distributions	379,470	4,322,163	222,670	3,290,668
Redeemed	(5,568,420)	(69,361,828)	(12,682,038)	(189,334,522)
	(720,478)	(7,433,240)	(2,202,163)	(31,076,613)
I Class/Shares Authorized	1,520,000,000		1,520,000,000
Sold	22,368,016	283,685,686	37,994,838	585,982,225
Issued in reinvestment of distributions	1,181,788	13,791,471	763,688	11,554,604
Redeemed	(35,800,433)	(438,763,194)	(30,097,172)	(462,700,286)
	(12,250,629)	(141,286,037)	8,661,354	134,836,543
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	1,998,039	27,316,053	1,671,573	25,772,225
Issued in reinvestment of distributions	43,474	508,209	19,691	298,311
Redeemed	(1,356,292)	(16,293,256)	(1,043,781)	(16,151,806)
	685,221	11,531,006	647,483	9,918,730
A Class/Shares Authorized	100,000,000		100,000,000
Sold	1,161,967	14,015,024	2,330,248	33,680,130
Issued in reinvestment of distributions	27,169	298,592	12,777	182,204
Redeemed	(1,922,753)	(23,286,830)	(1,919,955)	(27,758,871)
	(733,617)	(8,973,214)	423,070	6,103,463
C Class/Shares Authorized	45,000,000		45,000,000
Sold	47,074	502,837	372,548	4,958,377
Redeemed	(348,823)	(3,721,658)	(509,367)	(6,661,355)
	(301,749)	(3,218,821)	(136,819)	(1,702,978)
R Class/Shares Authorized	25,000,000		30,000,000
Sold	105,314	1,270,621	316,845	4,636,023
Issued in reinvestment of distributions	2,832	31,290	—	—
Redeemed	(97,544)	(1,171,953)	(302,174)	(4,388,338)
	10,602	129,958	14,671	247,685
R5 Class/Shares Authorized	25,000,000		30,000,000
Sold	146,687	1,847,401	685,046	10,352,533
Issued in reinvestment of distributions	10,433	121,852	1,934	29,285
Redeemed	(80,090)	(1,033,179)	(95,988)	(1,453,583)
	77,030	936,074	590,992	8,928,235
R6 Class/Shares Authorized	450,000,000		450,000,000
Sold	12,370,281	157,058,801	32,070,850	490,325,641
Issued in reinvestment of distributions	821,931	9,591,938	399,613	6,042,152
Redeemed	(8,234,624)	(102,681,508)	(12,638,202)	(193,104,977)
	4,957,588	63,969,231	19,832,261	303,262,816
G Class/Shares Authorized	510,000,000		N/A
Sold	1,510,266	16,684,683
Issued in connection with reorganization (Note 9)	69,959,409	781,612,283
Issued in reinvestment of distributions	2	24
Redeemed	(109,047)	(1,197,721)
	71,360,630	797,099,269
Net increase (decrease)	63,084,598	$712,754,226	27,830,849	$430,517,881
(1)April 1, 2022 (commencement of sale) through May 31, 2022 for the G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$59,029,511	$159,007,430	—
China	107,201,681	757,083,285	—
India	98,502,249	222,689,891	—
Luxembourg	20,620,039	—	—
Mexico	29,115,143	87,189,642	—
Peru	24,900,324	—	—
Russia	60,746	9,732	—
United States	18,963,284	—	—
Other Countries	—	1,669,475,216	—
Rights	—	818,081	—
Short-Term Investments	7,656,984	40,350,693	—
	$366,049,961	$2,936,623,970	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,082,028,926
Gross tax appreciation of investments	$596,651,388
Gross tax depreciation of investments	(376,006,383)
Net tax appreciation (depreciation) of investments	$220,645,005

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2021, the fund had accumulated short-term capital losses of $(248,349,925), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Emerging Markets Fund, one fund in a series issued by the corporation, were transferred to Emerging Markets Fund in exchange for shares of Emerging Markets Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Emerging Markets Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on April 22, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On April 22, 2022, NT Emerging Markets Fund exchanged its shares for shares of Emerging Markets Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Emerging Markets Fund – G Class	75,795,014	Emerging Markets Fund – G Class	69,959,409

The net assets of NT Emerging Markets Fund and Emerging Markets Fund immediately before the reorganization were $781,612,283 and $2,574,757,849, respectively. NT Emerging Markets Fund's unrealized appreciation of $(21,227,170) was combined with that of Emerging Markets Fund. Immediately after the reorganization, the combined net assets were $3,356,370,132.

Assuming the reorganization had been completed on December 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended May 31, 2022 are as follows:

Net investment income (loss)	$19,864,147
Net realized and unrealized gain (loss)	(822,372,399)
Net increase (decrease) in net assets resulting from operations	$(802,508,252)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Emerging Markets Fund that have been included in the fund’s Statement of Operations since April 22, 2022.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$13.67	0.04	(2.69)	(2.65)	(0.11)	—	(0.11)	$10.91	(19.41)%	1.26%(4)	1.26%(4)	0.70%(4)	0.70%(4)	27%	$434,482
2021	$13.62	0.05	0.08	0.13	(0.08)	—	(0.08)	$13.67	0.91%	1.25%	1.25%	0.36%	0.36%	35%	$554,001
2020	$11.25	0.04	2.48	2.52	(0.15)	—	(0.15)	$13.62	22.79%	1.26%	1.26%	0.33%	0.33%	30%	$582,036
2019	$10.19	0.17	0.94	1.11	(0.05)	—	(0.05)	$11.25	10.99%	1.25%	1.25%	1.59%	1.59%	39%	$606,668
2018	$12.00	0.08	(1.80)	(1.72)	(0.03)	(0.06)	(0.09)	$10.19	(14.57)%	1.18%	1.29%	0.71%	0.60%	36%	$980,765
2017	$8.57	0.02	3.44	3.46	(0.03)	—	(0.03)	$12.00	40.46%	1.18%	1.50%	0.19%	(0.13)%	47%	$883,436
I Class
2022(3)	$14.02	0.05	(2.75)	(2.70)	(0.13)	—	(0.13)	$11.19	(19.27)%	1.06%(4)	1.06%(4)	0.90%(4)	0.90%(4)	27%	$1,188,693
2021	$13.97	0.09	0.07	0.16	(0.11)	—	(0.11)	$14.02	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$1,661,545
2020	$11.56	0.06	2.54	2.60	(0.19)	—	(0.19)	$13.97	22.94%	1.06%	1.06%	0.53%	0.53%	30%	$1,534,445
2019	$10.46	0.20	0.97	1.17	(0.07)	—	(0.07)	$11.56	11.20%	1.05%	1.05%	1.79%	1.79%	39%	$1,325,801
2018	$12.32	0.11	(1.85)	(1.74)	(0.06)	(0.06)	(0.12)	$10.46	(14.35)%	0.98%	1.09%	0.91%	0.80%	36%	$897,336
2017	$8.79	0.04	3.54	3.58	(0.05)	—	(0.05)	$12.32	40.86%	0.94%	1.26%	0.43%	0.11%	47%	$505,000

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$14.05	0.06	(2.75)	(2.69)	(0.15)	—	(0.15)	$11.21	(19.18)%	0.91%(4)	0.91%(4)	1.05%(4)	1.05%(4)	27%	$39,076
2021	$14.00	0.10	0.08	0.18	(0.13)	—	(0.13)	$14.05	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$39,377
2020	$11.60	0.08	2.54	2.62	(0.22)	—	(0.22)	$14.00	23.09%	0.91%	0.91%	0.68%	0.68%	30%	$30,169
2019	$10.49	0.26	0.94	1.20	(0.09)	—	(0.09)	$11.60	11.43%	0.90%	0.90%	1.94%	1.94%	39%	$14,638
2018	$12.34	0.08	(1.81)	(1.73)	(0.06)	(0.06)	(0.12)	$10.49	(14.23)%	0.83%	0.94%	1.06%	0.95%	36%	$4,724
2017(5)	$9.79	0.07	2.48	2.55	—	—	—	$12.34	26.05%	0.77%(4)	1.12%(4)	0.91%(4)	0.56%(4)	47%(6)	$6
A Class
2022(3)	$13.17	0.02	(2.58)	(2.56)	(0.08)	—	(0.08)	$10.53	(19.45)%	1.51%(4)	1.51%(4)	0.45%(4)	0.45%(4)	27%	$67,699
2021	$13.13	0.01	0.07	0.08	(0.04)	—	(0.04)	$13.17	0.60%	1.50%	1.50%	0.11%	0.11%	35%	$94,363
2020	$10.84	0.01	2.40	2.41	(0.12)	—	(0.12)	$13.13	22.50%	1.51%	1.51%	0.08%	0.08%	30%	$88,485
2019	$9.81	0.14	0.91	1.05	(0.02)	—	(0.02)	$10.84	10.71%	1.50%	1.50%	1.34%	1.34%	39%	$78,704
2018	$11.57	0.05	(1.75)	(1.70)	—	(0.06)	(0.06)	$9.81	(14.80)%	1.43%	1.54%	0.46%	0.35%	36%	$72,711
2017	$8.26	—(7)	3.32	3.32	(0.01)	—	(0.01)	$11.57	40.16%	1.43%	1.75%	(0.06)%	(0.38)%	47%	$61,586

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$11.87	(0.02)	(2.33)	(2.35)	—	—	—	$9.52	(19.73)%	2.26%(4)	2.26%(4)	(0.30)%(4)	(0.30)%(4)	27%	$17,543
2021	$11.88	(0.08)	0.07	(0.01)	—	—	—	$11.87	(0.17)%	2.25%	2.25%	(0.64)%	(0.64)%	35%	$25,448
2020	$9.82	(0.07)	2.17	2.10	(0.04)	—	(0.04)	$11.88	21.48%	2.26%	2.26%	(0.67)%	(0.67)%	30%	$27,101
2019	$8.93	0.05	0.84	0.89	—	—	—	$9.82	9.97%	2.25%	2.25%	0.59%	0.59%	39%	$30,004
2018	$10.61	(0.03)	(1.59)	(1.62)	—	(0.06)	(0.06)	$8.93	(15.39)%	2.18%	2.29%	(0.29)%	(0.40)%	36%	$31,871
2017	$7.63	(0.08)	3.06	2.98	—	—	—	$10.61	39.06%	2.16%	2.48%	(0.79)%	(1.11)%	47%	$24,972
R Class
2022(3)	$13.22	0.01	(2.60)	(2.59)	(0.05)	—	(0.05)	$10.58	(19.58)%	1.76%(4)	1.76%(4)	0.20%(4)	0.20%(4)	27%	$6,265
2021	$13.17	(0.02)	0.08	0.06	(0.01)	—	(0.01)	$13.22	0.41%	1.75%	1.75%	(0.14)%	(0.14)%	35%	$7,687
2020	$10.88	(0.02)	2.40	2.38	(0.09)	—	(0.09)	$13.17	22.11%	1.76%	1.76%	(0.17)%	(0.17)%	30%	$7,466
2019	$9.85	0.12	0.91	1.03	—	—	—	$10.88	10.46%	1.75%	1.75%	1.09%	1.09%	39%	$6,825
2018	$11.64	0.02	(1.75)	(1.73)	—	(0.06)	(0.06)	$9.85	(14.97)%	1.68%	1.79%	0.21%	0.10%	36%	$5,825
2017	$8.33	(0.02)	3.33	3.31	—	—	—	$11.64	39.74%	1.68%	2.00%	(0.31)%	(0.63)%	47%	$4,811

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$14.04	0.05	(2.76)	(2.71)	(0.13)	—	(0.13)	$11.20	(19.26)%	1.06%(4)	1.06%(4)	0.90%(4)	0.90%(4)	27%	$10,576
2021	$13.98	0.06	0.11	0.17	(0.11)	—	(0.11)	$14.04	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$12,172
2020	$11.57	0.06	2.54	2.60	(0.19)	—	(0.19)	$13.98	22.92%	1.06%	1.06%	0.53%	0.53%	30%	$3,863
2019	$10.47	0.20	0.97	1.17	(0.07)	—	(0.07)	$11.57	11.19%	1.05%	1.05%	1.79%	1.79%	39%	$2,444
2018	$12.32	0.12	(1.86)	(1.74)	(0.05)	(0.06)	(0.11)	$10.47	(14.33)%	0.98%	1.09%	0.91%	0.80%	36%	$4,521
2017(5)	$9.78	0.03	2.51	2.54	—	—	—	$12.32	25.97%	0.92%(4)	1.27%(4)	0.78%(4)	0.43%(4)	47%(6)	$46
R6 Class
2022(3)	$14.03	0.06	(2.75)	(2.69)	(0.15)	—	(0.15)	$11.19	(19.21)%	0.91%(4)	0.91%(4)	1.05%(4)	1.05%(4)	27%	$734,186
2021	$13.98	0.11	0.07	0.18	(0.13)	—	(0.13)	$14.03	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$851,240
2020	$11.58	0.08	2.54	2.62	(0.22)	—	(0.22)	$13.98	23.13%	0.91%	0.91%	0.68%	0.68%	30%	$570,868
2019	$10.48	0.23	0.96	1.19	(0.09)	—	(0.09)	$11.58	11.45%	0.90%	0.90%	1.94%	1.94%	39%	$405,776
2018	$12.34	0.12	(1.84)	(1.72)	(0.08)	(0.06)	(0.14)	$10.48	(14.28)%	0.83%	0.94%	1.06%	0.95%	36%	$239,031
2017	$8.81	0.06	3.53	3.59	(0.06)	—	(0.06)	$12.34	40.98%	0.83%	1.15%	0.54%	0.22%	47%	$92,470
G Class
2022(8)	$12.44	0.04	(1.13)	(1.09)	(0.12)	—	(0.12)	$11.23	(8.82)%	0.01%(4)	0.91%(4)	2.55%(4)	1.65%(4)	27%(9)	$801,587

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through November 30, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.
(7)Per-share amount was less than $0.005.
(8)April 1, 2022 (commencement of sale) through May 31, 2022 (unaudited).
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2022.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

26

Notes
27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 2207

Semiannual Report

May 31, 2022

Emerging Markets Small Cap Fund
Investor Class (AECVX)
I Class (AECSX)
A Class (AECLX)
C Class (AECHX)
R Class (AECMX)
R6 Class (AECTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	94.5%
Exchange-Traded Funds	2.1%
Rights	—*
Warrants	—*
Short-Term Investments	5.0%
Other Assets and Liabilities	(1.6)%
*Category is less than 0.05% of total net assets.

Top Five Countries*	% of net assets
India	18.2%
South Korea	13.8%
Brazil	13.1%
Taiwan	11.6%
China	6.3%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$847.50	$6.40	1.39%
I Class	$1,000	$848.40	$5.48	1.19%
A Class	$1,000	$846.30	$7.55	1.64%
C Class	$1,000	$842.90	$10.98	2.39%
R Class	$1,000	$844.90	$8.69	1.89%
R6 Class	$1,000	$849.00	$4.79	1.04%
Hypothetical
Investor Class	$1,000	$1,018.00	$6.99	1.39%
I Class	$1,000	$1,019.00	$5.99	1.19%
A Class	$1,000	$1,016.75	$8.25	1.64%
C Class	$1,000	$1,013.01	$12.00	2.39%
R Class	$1,000	$1,015.51	$9.50	1.89%
R6 Class	$1,000	$1,019.75	$5.24	1.04%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.5%
Brazil — 13.1%
Banco Inter SA	19,482	$50,503
Bradespar SA, Preference Shares	14,800	88,908
CVC Brasil Operadora e Agencia de Viagens SA(1)	82,400	189,505
Embraer SA, ADR(1)	7,412	79,383
Pet Center Comercio e Participacoes SA	47,100	121,205
Petro Rio SA(1)	54,700	319,852
Santos Brasil Participacoes SA	79,700	123,091
SLC Agricola SA	21,100	245,828
TOTVS SA	12,700	75,197
		1,293,472
China — 6.3%
China Education Group Holdings Ltd.(2)	44,000	30,382
China Overseas Property Holdings Ltd.	100,000	116,273
China Suntien Green Energy Corp. Ltd., H Shares	79,000	46,030
China Yongda Automobiles Services Holdings Ltd.	51,000	52,720
Chinasoft International Ltd.(1)	50,000	45,950
Far East Horizon Ltd.(2)	194,000	171,860
Li Ning Co. Ltd.	7,500	58,516
XTEP International Holdings Ltd.(2)	71,000	102,302
		624,033
Greece — 2.5%
JUMBO SA	4,150	68,977
OPAP SA	11,471	171,254
		240,231
Hong Kong — 0.9%
Chervon Holdings Ltd.(1)(2)	15,100	89,942
India — 18.2%
AU Small Finance Bank Ltd.(1)	13,004	208,912
Bata India Ltd.	4,098	98,650
Central Depository Services India Ltd.	3,244	52,110
Crompton Greaves Consumer Electricals Ltd.	10,079	46,630
L&T Technology Services Ltd.	4,385	196,823
Larsen & Toubro Infotech Ltd.	1,321	72,022
MakeMyTrip Ltd.(1)	4,784	132,325
Persistent Systems Ltd.	2,553	123,173
Prestige Estates Projects Ltd.	34,509	189,376
Shriram Transport Finance Co. Ltd.	4,321	65,059
Torrent Pharmaceuticals Ltd.	2,557	93,000
Varun Beverages Ltd.	18,183	246,227
VIP Industries Ltd.	21,397	157,980
WNS Holdings Ltd., ADR(1)	1,598	116,286
		1,798,573
Indonesia — 5.8%
Ace Hardware Indonesia Tbk PT	687,200	45,261
Aneka Tambang Tbk	688,400	118,050
Bank BTPN Syariah Tbk PT	831,400	173,795
6

	Shares	Value
Jasa Marga Persero Tbk PT(1)	229,800	$63,021
Mitra Adiperkasa Tbk PT(1)	817,100	50,314
Tower Bersama Infrastructure Tbk PT	616,900	124,481
		574,922
Malaysia — 2.4%
Carlsberg Brewery Malaysia Bhd	27,600	139,092
Inari Amertron Bhd	63,500	40,575
VS Industry Bhd	250,200	56,634
		236,301
Mexico — 2.5%
Gentera SAB de CV	314,984	240,393
Peru — 1.5%
Intercorp Financial Services, Inc.(2)	5,517	150,559
Philippines — 4.1%
International Container Terminal Services, Inc.	29,600	122,519
Security Bank Corp.	43,150	75,958
Wilcon Depot, Inc.	409,900	207,079
		405,556
Russia(4)†
Detsky Mir PJSC	23,844	229
HeadHunter Group PLC, ADR	776	81
		310
Saudi Arabia — 1.0%
Leejam Sports Co. JSC	3,795	101,619
South Africa — 5.7%
Capitec Bank Holdings Ltd.	630	90,642
Clicks Group Ltd.	11,444	223,389
Exxaro Resources Ltd.	10,321	146,380
Thungela Resources Ltd.(2)	6,388	102,069
		562,480
South Korea — 13.8%
BGF retail Co. Ltd.	1,523	225,018
BNK Financial Group, Inc.	7,504	47,832
Chunbo Co. Ltd.	233	50,544
Doosan Bobcat, Inc.	3,691	112,810
Ecopro BM Co. Ltd.	623	253,367
Han Kuk Carbon Co. Ltd.	4,582	47,916
Hite Jinro Co. Ltd.	1,658	47,634
Iljin Materials Co. Ltd.	2,717	197,054
Jeisys Medical, Inc.(1)	7,278	49,023
Koh Young Technology, Inc.	3,343	44,434
LG Innotek Co. Ltd.	787	243,205
PI Advanced Materials Co. Ltd.	986	39,661
		1,358,498
Taiwan — 11.6%
Accton Technology Corp.	8,000	63,309
Alchip Technologies Ltd.	3,000	95,298
ASPEED Technology, Inc.	1,000	79,495
Bizlink Holding, Inc.	9,000	96,130
Chailease Holding Co. Ltd.	32,452	249,704
Kinsus Interconnect Technology Corp.	14,000	83,156
Pegavision Corp.	3,000	45,277
7

	Shares	Value
Powertech Technology, Inc.	22,000	$73,851
Sercomm Corp.	22,000	59,843
Vanguard International Semiconductor Corp.	14,000	51,352
Wafer Works Corp.	26,000	55,515
Wisdom Marine Lines Co. Ltd.	57,000	189,866
		1,142,796
Thailand — 4.7%
Minor International PCL(1)	217,100	221,776
Muangthai Capital PCL	25,900	37,203
Srisawad Corp. PCL	35,560	57,578
Thai Oil PCL	86,300	144,903
		461,460
Turkey — 0.4%
Sok Marketler Ticaret AS	44,768	36,611
TOTAL COMMON STOCKS (Cost $8,426,733)		9,317,756
EXCHANGE-TRADED FUNDS — 2.1%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $251,189)	165,000	205,476
RIGHTS†
South Korea†
Ecopro BM Co. Ltd.(1) (Cost $—)	35	4,371
WARRANTS†
Malaysia†
VS Industry Bhd(1) (Cost $—)	50,040	2,229
SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	270,374	270,374
State Street Navigator Securities Lending Government Money Market Portfolio(3)	94,821	94,821
		365,195
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $131,776), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $129,230)		129,227
TOTAL SHORT-TERM INVESTMENTS (Cost $494,422)		494,422
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $9,172,344)		10,024,254
OTHER ASSETS AND LIABILITIES — (1.6)%		(158,796)
TOTAL NET ASSETS — 100.0%		$9,865,458

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.5%
Financials	17.0%
Information Technology	16.1%
Industrials	12.5%
Consumer Staples	11.9%
Energy	7.7%
Materials	3.5%
Real Estate	3.1%
Health Care	1.9%
Communication Services	1.3%
Exchange-Traded Funds	2.1%
Short-Term Investments	5.0%
Other Assets and Liabilities	(1.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $453,369. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $484,039, which includes securities collateral of $389,218.
(4)Securities may be subject to resale, redemption or transferability restrictions.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $9,077,523) — including $453,369 of securities on loan	$9,929,433
Investment made with cash collateral received for securities on loan, at value (cost of $94,821)	94,821
Total investment securities, at value (cost of $9,172,344)	10,024,254
Foreign currency holdings, at value (cost of $626)	577
Receivable for capital shares sold	1,689
Dividends and interest receivable	2,602
Securities lending receivable	588
Other assets	4,475
10,034,185

Liabilities
Payable for collateral received for securities on loan	94,821
Payable for capital shares redeemed	39,292
Accrued management fees	10,202
Distribution and service fees payable	274
Accrued foreign taxes	24,138
168,727

Net Assets	$9,865,458

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,878,160
Distributable earnings	987,298
$9,865,458

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,723,934	210,822	$12.92
I Class, $0.01 Par Value	$6,311,177	486,025	$12.99
A Class, $0.01 Par Value	$257,607	20,092	$12.82*
C Class, $0.01 Par Value	$12,974	1,048	$12.38
R Class, $0.01 Par Value	$514,563	40,538	$12.69
R6 Class, $0.01 Par Value	$45,203	3,468	$13.03
*Maximum offering price $13.60 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,156)	$98,282
Securities lending, net	889
Interest	227
99,398

Expenses:
Management fees	63,098
Distribution and service fees:
A Class	352
C Class	56
R Class	1,299
Directors' fees and expenses	108
Other expenses	29
64,942

Net investment income (loss)	34,456

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $12,141)	167,040
Foreign currency translation transactions	(6,064)
160,976

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $64,097)	(1,848,779)
Translation of assets and liabilities in foreign currencies	239
(1,848,540)

Net realized and unrealized gain (loss)	(1,687,564)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,653,108)

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$34,456	$31,468
Net realized gain (loss)	160,976	807,548
Change in net unrealized appreciation (depreciation)	(1,848,540)	744,765
Net increase (decrease) in net assets resulting from operations	(1,653,108)	1,583,781

Distributions to Shareholders
From earnings:
Investor Class	(243,371)	(125,868)
I Class	(455,863)	(175,627)
A Class	(22,401)	(8,853)
C Class	(754)	(365)
R Class	(39,365)	(11,882)
R6 Class	(1,395)	(638)
Decrease in net assets from distributions	(763,149)	(323,233)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,887,539	1,720,240

Net increase (decrease) in net assets	(528,718)	2,980,788

Net Assets
Beginning of period	10,394,176	7,413,388
End of period	$9,865,458	$10,394,176

See Notes to Financial Statements.
12

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$94,821	—	—	—	$94,821
Gross amount of recognized liabilities for securities lending transactions					$94,821
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.39%	1.19%	1.39%	1.39%	1.39%	1.04%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $16,179 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $14,501 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $4,251,213 and $3,337,087, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	17,865	$258,872	54,500	$873,126
Issued in reinvestment of distributions	15,784	239,280	8,815	125,349
Redeemed	(32,224)	(482,605)	(63,653)	(992,701)
	1,425	15,547	(338)	5,774
I Class/Shares Authorized	30,000,000		30,000,000
Sold	145,999	2,060,689	125,816	2,006,203
Issued in reinvestment of distributions	29,930	455,532	12,299	175,627
Redeemed	(57,435)	(823,049)	(46,058)	(742,943)
	118,494	1,693,172	92,057	1,438,887
A Class/Shares Authorized	25,000,000		30,000,000
Sold	7	95	3,415	57,000
Issued in reinvestment of distributions	1,488	22,401	626	8,853
Redeemed	(11)	(140)	—	—
	1,484	22,356	4,041	65,853
C Class/Shares Authorized	25,000,000		30,000,000
Sold	370	4,607	235	3,788
Issued in reinvestment of distributions	52	754	26	365
Redeemed	—	—	(235)	(3,812)
	422	5,361	26	341
R Class/Shares Authorized	20,000,000		20,000,000
Sold	10,282	142,288	28,321	453,888
Issued in reinvestment of distributions	2,633	39,304	845	11,882
Redeemed	(4,453)	(61,711)	(16,093)	(257,023)
	8,462	119,881	13,073	208,747
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	2,286	29,859	—	—
Issued in reinvestment of distributions	91	1,395	44	638
Redeemed	(3)	(32)	—	—
	2,374	31,222	44	638
Net increase (decrease)	132,661	$1,887,539	108,903	$1,720,240
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

17

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$478,634	$8,839,122	—
Exchange-Traded Funds	—	205,476	—
Rights	—	4,371	—
Warrants	—	2,229	—
Short-Term Investments	365,195	129,227	—
	$843,829	$9,180,425	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,193,224
Gross tax appreciation of investments	$1,641,901
Gross tax depreciation of investments	(810,871)
Net tax appreciation (depreciation) of investments	$831,030

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$16.48	0.04	(2.38)	(2.34)	(0.02)	(1.20)	(1.22)	$12.92	(15.25)%	1.39%(4)	0.61%(4)	34%	$2,724
2021	$14.23	0.04	2.82	2.86	—	(0.61)	(0.61)	$16.48	20.69%	1.39%	0.25%	52%	$3,451
2020	$12.52	0.04	1.72	1.76	(0.05)	—	(0.05)	$14.23	14.07%	1.54%	0.37%	60%	$2,984
2019	$11.68	0.05	1.20	1.25	—	(0.41)	(0.41)	$12.52	11.36%	1.61%	0.43%	67%	$4,764
2018	$13.66	0.04	(1.86)	(1.82)	(0.14)	(0.02)	(0.16)	$11.68	(13.59)%	1.60%	0.31%	75%	$5,924
2017	$10.45	(0.03)	3.33	3.30	(0.09)	—	(0.09)	$13.66	31.85%	1.61%	(0.16)%	49%	$6,884
I Class
2022(3)	$16.57	0.06	(2.39)	(2.33)	(0.05)	(1.20)	(1.25)	$12.99	(15.16)%	1.19%(4)	0.81%(4)	34%	$6,311
2021	$14.27	0.07	2.84	2.91	—	(0.61)	(0.61)	$16.57	21.06%	1.19%	0.45%	52%	$6,090
2020	$12.56	0.07	1.71	1.78	(0.07)	—	(0.07)	$14.27	14.25%	1.34%	0.57%	60%	$3,932
2019	$11.69	0.07	1.21	1.28	—	(0.41)	(0.41)	$12.56	11.52%	1.41%	0.63%	67%	$2,386
2018	$13.68	0.06	(1.86)	(1.80)	(0.17)	(0.02)	(0.19)	$11.69	(13.39)%	1.40%	0.51%	75%	$1,304
2017	$10.46	0.01	3.32	3.33	(0.11)	—	(0.11)	$13.68	32.18%	1.41%	0.04%	49%	$829

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$16.36	0.02	(2.36)	(2.34)	—	(1.20)	(1.20)	$12.82	(15.37)%	1.64%(4)	0.36%(4)	34%	$258
2021	$14.17	(0.01)	2.81	2.80	—	(0.61)	(0.61)	$16.36	20.41%	1.64%	0.00%(5)	52%	$305
2020	$12.47	0.02	1.69	1.71	(0.01)	—	(0.01)	$14.17	13.76%	1.79%	0.12%	60%	$206
2019	$11.66	0.02	1.20	1.22	—	(0.41)	(0.41)	$12.47	11.11%	1.86%	0.18%	67%	$853
2018	$13.64	0.01	(1.86)	(1.85)	(0.11)	(0.02)	(0.13)	$11.66	(13.82)%	1.85%	0.06%	75%	$1,209
2017	$10.43	(0.04)	3.31	3.27	(0.06)	—	(0.06)	$13.64	31.57%	1.86%	(0.41)%	49%	$1,956
C Class
2022(3)	$15.90	(0.02)	(2.30)	(2.32)	—	(1.20)	(1.20)	$12.38	(15.71)%	2.39%(4)	(0.39)%(4)	34%	$13
2021	$13.88	(0.12)	2.75	2.63	—	(0.61)	(0.61)	$15.90	19.58%	2.39%	(0.75)%	52%	$10
2020	$12.29	(0.07)	1.66	1.59	—	—	—	$13.88	12.94%	2.54%	(0.63)%	60%	$8
2019	$11.58	(0.07)	1.19	1.12	—	(0.41)	(0.41)	$12.29	10.20%	2.61%	(0.57)%	67%	$684
2018	$13.55	(0.10)	(1.85)	(1.95)	—(6)	(0.02)	(0.02)	$11.58	(14.41)%	2.60%	(0.69)%	75%	$1,160
2017	$10.38	(0.13)	3.30	3.17	—	—	—	$13.55	30.54%	2.61%	(1.16)%	49%	$1,355
R Class
2022(3)	$16.23	0.01	(2.35)	(2.34)	—	(1.20)	(1.20)	$12.69	(15.51)%	1.89%(4)	0.11%(4)	34%	$515
2021	$14.09	(0.04)	2.79	2.75	—	(0.61)	(0.61)	$16.23	20.16%	1.89%	(0.25)%	52%	$521
2020	$12.42	(0.01)	1.68	1.67	—	—	—	$14.09	13.54%	2.04%	(0.13)%	60%	$268
2019	$11.64	(0.01)	1.20	1.19	—	(0.41)	(0.41)	$12.42	10.68%	2.11%	(0.07)%	67%	$336
2018	$13.62	(0.03)	(1.86)	(1.89)	(0.07)	(0.02)	(0.09)	$11.64	(13.98)%	2.10%	(0.19)%	75%	$375
2017	$10.41	(0.07)	3.32	3.25	(0.04)	—	(0.04)	$13.62	31.30%	2.11%	(0.66)%	49%	$331

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022(3)	$16.64	0.09	(2.43)	(2.34)	(0.07)	(1.20)	(1.27)	$13.03	(15.10)%	1.04%(4)	0.96%(4)	34%	$45
2021	$14.31	0.10	2.84	2.94	—	(0.61)	(0.61)	$16.64	21.15%	1.04%	0.60%	52%	$18
2020	$12.59	0.10	1.71	1.81	(0.09)	—	(0.09)	$14.31	14.47%	1.19%	0.72%	60%	$15
2019	$11.70	0.09	1.21	1.30	—	(0.41)	(0.41)	$12.59	11.68%	1.26%	0.78%	67%	$144
2018	$13.69	0.08	(1.86)	(1.78)	(0.19)	(0.02)	(0.21)	$11.70	(13.25)%	1.25%	0.66%	75%	$240
2017	$10.47	0.03	3.31	3.34	(0.12)	—	(0.12)	$13.69	32.35%	1.26%	0.19%	49%	$277

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92636 2207

Semiannual Report

May 31, 2022

Focused Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

Top Five Countries	% of net assets
United States	66.2%
Hong Kong	5.6%
France	5.5%
Ireland	5.4%
Italy	2.8%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$886.20	$5.27	1.12%
I Class	$1,000	$886.80	$4.33	0.92%
Y Class	$1,000	$887.40	$3.62	0.77%
A Class	$1,000	$884.70	$6.44	1.37%
C Class	$1,000	$881.70	$9.95	2.12%
R Class	$1,000	$884.20	$7.61	1.62%
R5 Class	$1,000	$887.50	$4.33	0.92%
R6 Class	$1,000	$887.80	$3.62	0.77%
Hypothetical
Investor Class	$1,000	$1,019.35	$5.64	1.12%
I Class	$1,000	$1,020.34	$4.63	0.92%
Y Class	$1,000	$1,021.09	$3.88	0.77%
A Class	$1,000	$1,018.10	$6.89	1.37%
C Class	$1,000	$1,014.36	$10.65	2.12%
R Class	$1,000	$1,016.85	$8.15	1.62%
R5 Class	$1,000	$1,020.34	$4.63	0.92%
R6 Class	$1,000	$1,021.09	$3.88	0.77%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Brazil — 2.6%
B3 SA - Brasil Bolsa Balcao	6,139,200	$16,418,393
Canada — 0.8%
Canadian Pacific Railway Ltd.	70,663	5,048,165
China — 2.0%
Ping An Insurance Group Co. of China Ltd., H Shares	1,998,000	12,792,849
France — 5.5%
Pernod Ricard SA	92,260	18,118,702
Schneider Electric SE	123,120	17,100,354
		35,219,056
Hong Kong — 5.6%
AIA Group Ltd.	1,791,000	18,555,089
Hong Kong Exchanges & Clearing Ltd.	386,283	16,667,363
		35,222,452
India — 2.8%
HDFC Bank Ltd.	1,003,760	17,817,752
Ireland — 5.4%
CRH PLC	405,610	16,740,695
ICON PLC(1)	79,730	17,842,777
		34,583,472
Italy — 2.8%
Stellantis NV	1,193,594	17,910,316
Spain — 2.6%
Cellnex Telecom SA	362,500	16,359,319
United Kingdom — 2.6%
AstraZeneca PLC	126,480	16,716,063
United States — 66.2%
Adobe, Inc.(1)	22,484	9,364,136
Alphabet, Inc., Class A(1)	14,090	32,058,132
Amazon.com, Inc.(1)	11,318	27,210,622
American Express Co.	100,130	16,903,947
AMETEK, Inc.	146,200	17,758,914
Aptiv PLC(1)	159,620	16,958,029
Avantor, Inc.(1)	534,855	17,136,754
Booking Holdings, Inc.(1)	7,470	16,759,393
Catalent, Inc.(1)	25,941	2,673,479
Charles Schwab Corp. (The)	139,462	9,776,286
Cheniere Energy, Inc.	133,640	18,277,943
Equinix, Inc.	26,646	18,308,200
GXO Logistics, Inc.(1)	309,580	16,800,907
HEICO Corp.	122,000	17,452,100
Lowe's Cos., Inc.	87,220	17,034,066
Marvell Technology, Inc.	174,487	10,320,906
Mastercard, Inc., Class A	57,733	20,660,909
Microsoft Corp.	123,290	33,518,852
NXP Semiconductors NV	96,075	18,231,192
Pioneer Natural Resources Co.	72,664	20,196,232
6

	Shares	Value
S&P Global, Inc.	46,420	$16,222,862
ServiceNow, Inc.(1)	34,405	16,083,305
Teleflex, Inc.	41,108	11,828,416
Truist Financial Corp.	145,586	7,241,448
Workday, Inc., Class A(1)	78,540	12,275,802
		421,052,832
TOTAL COMMON STOCKS (Cost $528,507,363)		629,140,669
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $875,297)	875,297	875,297
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $426,605), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $418,361)		418,352
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $4,276,920), at 0.75%, dated 5/31/22, due 6/1/22 (Delivery value $4,193,087)		4,193,000
		4,611,352
TOTAL SHORT-TERM INVESTMENTS (Cost $5,486,649)		5,486,649
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $533,994,012)		634,627,318
OTHER ASSETS AND LIABILITIES — 0.2%		1,402,702
TOTAL NET ASSETS — 100.0%		$636,030,020

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.9%
Information Technology	18.9%
Consumer Discretionary	15.1%
Industrials	11.6%
Health Care	10.4%
Communication Services	7.6%
Energy	6.1%
Real Estate	2.9%
Consumer Staples	2.8%
Materials	2.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $533,994,012)	$634,627,318
Receivable for investments sold	31,305,666
Receivable for capital shares sold	298,195
Dividends and interest receivable	1,233,543
Receivable for foreign withholding tax recoveries	395,314
Other assets	1,131
667,861,167

Liabilities
Payable for investments purchased	30,509,481
Payable for capital shares redeemed	386,528
Accrued management fees	520,927
Distribution and service fees payable	11,625
Accrued foreign taxes	315,224
Accrued foreign withholding tax reclaim expenses	87,362
31,831,147

Net Assets	$636,030,020

Net Assets Consist of:
Capital (par value and paid-in surplus)	$498,056,901
Distributable earnings	137,973,119
$636,030,020

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$425,127,234	36,264,844	$11.72
I Class, $0.01 Par Value	$92,681,764	7,650,066	$12.12
Y Class, $0.01 Par Value	$368,966	30,137	$12.24
A Class, $0.01 Par Value	$28,204,201	2,544,635	$11.08*
C Class, $0.01 Par Value	$3,821,475	464,040	$8.24
R Class, $0.01 Par Value	$6,447,143	605,543	$10.65
R5 Class, $0.01 Par Value	$9,353	772	$12.12
R6 Class, $0.01 Par Value	$79,369,884	6,493,795	$12.22
*Maximum offering price $11.76 (net asset value divided by 0.9425).

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $333,885)	$5,467,765
Foreign withholding tax recoveries	716,854
Interest	162,908
6,347,527

Expenses:
Management fees	3,472,398
Distribution and service fees:
A Class	39,564
C Class	23,881
R Class	19,116
Directors' fees and expenses	7,680
Foreign withholding tax reclaim expenses	196,066
Other expenses	2,727
3,761,432

Net investment income (loss)	2,586,095

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	38,480,270
Foreign currency translation transactions	(176,508)
38,303,762

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $152,711)	(122,704,468)
Translation of assets and liabilities in foreign currencies	(22,337)
(122,726,805)

Net realized and unrealized gain (loss)	(84,423,043)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,836,948)

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$2,586,095	$2,347,878
Net realized gain (loss)	38,303,762	94,402,210
Change in net unrealized appreciation (depreciation)	(122,726,805)	2,228,651
Net increase (decrease) in net assets resulting from operations	(81,836,948)	98,978,739

Distributions to Shareholders
From earnings:
Investor Class	(59,295,371)	(45,815,568)
I Class	(12,265,976)	(9,140,352)
Y Class	(36,897)	(16,008)
A Class	(4,217,225)	(3,095,249)
C Class	(855,686)	(729,583)
R Class	(1,075,356)	(964,647)
R5 Class	(1,247)	(890)
R6 Class	(11,450,826)	(8,866,888)
Decrease in net assets from distributions	(89,198,584)	(68,629,185)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	61,422,749	22,244,775

Net increase (decrease) in net assets	(109,612,783)	52,594,329

Net Assets
Beginning of period	745,642,803	693,048,474
End of period	$636,030,020	$745,642,803

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign withholding tax recoveries represent the receipt of certain European Union (EU) withholding taxes previously withheld. The fund will record any EU reclaims only when certainty exists as to the likelihood of receipt.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only
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individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.06%
I Class	0.850% to 1.100%	0.86%
Y Class	0.700% to 0.950%	0.71%
A Class	1.050% to 1.300%	1.06%
C Class	1.050% to 1.300%	1.06%
R Class	1.050% to 1.300%	1.06%
R5 Class	0.850% to 1.100%	0.86%
R6 Class	0.700% to 0.950%	0.71%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.
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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses —The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.06% for the period ended May 31, 2022.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $145,708,827 and $176,631,869, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	1,025,465	$13,074,901	1,945,842	$28,544,017
Issued in reinvestment of distributions	4,250,591	57,000,417	3,325,188	44,324,787
Redeemed	(2,054,663)	(26,382,299)	(4,017,264)	(59,355,560)
	3,221,393	43,693,019	1,253,766	13,513,244
I Class/Shares Authorized	45,000,000		40,000,000
Sold	989,701	12,986,372	1,052,526	15,912,069
Issued in reinvestment of distributions	885,350	12,262,099	666,184	9,133,407
Redeemed	(913,069)	(12,119,600)	(1,385,607)	(21,102,181)
	961,982	13,128,871	333,103	3,943,295
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	9,940	135,636	10,282	163,455
Issued in reinvestment of distributions	2,640	36,897	1,158	16,008
Redeemed	(2,361)	(31,157)	(2,611)	(38,508)
	10,219	141,376	8,829	140,955
A Class/Shares Authorized	40,000,000		40,000,000
Sold	178,863	2,145,677	396,873	5,527,341
Issued in reinvestment of distributions	326,486	4,143,104	238,150	3,026,909
Redeemed	(348,174)	(4,257,103)	(437,494)	(6,205,899)
	157,175	2,031,678	197,529	2,348,351
C Class/Shares Authorized	25,000,000		30,000,000
Sold	11,863	105,505	172,859	1,883,121
Issued in reinvestment of distributions	89,588	847,510	72,540	721,044
Redeemed	(126,998)	(1,137,607)	(228,104)	(2,455,660)
	(25,547)	(184,592)	17,295	148,505
R Class/Shares Authorized	25,000,000		30,000,000
Sold	53,461	629,841	98,966	1,348,277
Issued in reinvestment of distributions	88,071	1,075,356	78,345	964,421
Redeemed	(146,069)	(1,715,721)	(226,169)	(3,046,609)
	(4,537)	(10,524)	(48,858)	(733,911)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	90	1,247	65	890
R6 Class/Shares Authorized	60,000,000		65,000,000
Sold	641,473	8,650,132	1,837,852	27,779,007
Issued in reinvestment of distributions	736,785	10,285,523	583,293	8,055,272
Redeemed	(1,189,961)	(16,313,981)	(2,133,776)	(32,950,833)
	188,297	2,621,674	287,369	2,883,446
Net increase (decrease)	4,509,072	$61,422,749	2,049,098	$22,244,775

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	—	$16,418,393	—
China	—	12,792,849	—
France	—	35,219,056	—
Hong Kong	—	35,222,452	—
India	—	17,817,752	—
Ireland	$17,842,777	16,740,695	—
Italy	—	17,910,316	—
Spain	—	16,359,319	—
United Kingdom	—	16,716,063	—
Other Countries	426,100,997	—	—
Short-Term Investments	875,297	4,611,352	—
	$444,819,071	$189,808,247	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$536,993,682
Gross tax appreciation of investments	$144,952,620
Gross tax depreciation of investments	(47,318,984)
Net tax appreciation (depreciation) of investments	$97,633,636

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$15.00	0.04	(1.52)	(1.48)	(0.03)	(1.77)	(1.80)	$11.72	(11.38)%	1.12%(4)	0.69%(4)	21%	$425,127
2021	$14.56	0.04	1.84	1.88	—	(1.44)	(1.44)	$15.00	14.18%	1.07%	0.26%	40%	$495,712
2020	$13.54	(0.02)	3.16	3.14	—(5)	(2.12)	(2.12)	$14.56	27.02%	1.07%	(0.14)%	73%	$462,781
2019	$12.32	0.01	2.33	2.34	(0.01)	(1.11)	(1.12)	$13.54	21.82%	1.07%	0.07%	68%	$450,413
2018	$13.67	0.04	0.11	0.15	(0.03)	(1.47)	(1.50)	$12.32	1.27%	1.07%	0.29%	42%	$408,562
2017	$10.84	0.02	2.98	3.00	(0.04)	(0.13)	(0.17)	$13.67	27.99%	1.08%	0.14%	54%	$437,822
I Class
2022(3)	$15.46	0.06	(1.57)	(1.51)	(0.06)	(1.77)	(1.83)	$12.12	(11.32)%	0.92%(4)	0.89%(4)	21%	$92,682
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$103,394
2020	$13.84	—(5)	3.24	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$94,888
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$28,238
2018	$13.91	0.06	0.12	0.18	(0.05)	(1.47)	(1.52)	$12.57	1.52%	0.87%	0.49%	42%	$16,210
2017	$11.01	0.05	3.02	3.07	(0.04)	(0.13)	(0.17)	$13.91	28.25%	0.88%	0.34%	54%	$32,498

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$15.62	0.08	(1.61)	(1.53)	(0.08)	(1.77)	(1.85)	$12.24	(11.26)%	0.77%(4)	1.04%(4)	21%	$369
2021	$15.05	0.08	1.93	2.01	—	(1.44)	(1.44)	$15.62	14.62%	0.72%	0.61%	40%	$311
2020	$13.93	0.03	3.26	3.29	(0.05)	(2.12)	(2.17)	$15.05	27.48%	0.72%	0.21%	73%	$167
2019	$12.65	0.01	2.43	2.44	(0.05)	(1.11)	(1.16)	$13.93	22.18%	0.72%	0.42%	68%	$299
2018	$13.98	0.08	0.12	0.20	(0.06)	(1.47)	(1.53)	$12.65	1.62%	0.72%	0.64%	42%	$7
2017(6)	$11.95	0.04	1.99	2.03	—	—	—	$13.98	16.99%	0.73%(4)	0.49%(4)	54%(7)	$6
A Class
2022(3)	$14.27	0.03	(1.45)	(1.42)	—	(1.77)	(1.77)	$11.08	(11.53)%	1.37%(4)	0.44%(4)	21%	$28,204
2021	$13.94	—(5)	1.77	1.77	—	(1.44)	(1.44)	$14.27	13.99%	1.32%	0.01%	40%	$34,059
2020	$13.08	(0.05)	3.03	2.98	—	(2.12)	(2.12)	$13.94	26.66%	1.32%	(0.39)%	73%	$30,537
2019	$11.96	(0.02)	2.25	2.23	—	(1.11)	(1.11)	$13.08	21.48%	1.32%	(0.18)%	68%	$26,932
2018	$13.31	—(5)	0.12	0.12	—	(1.47)	(1.47)	$11.96	1.08%	1.32%	0.04%	42%	$26,256
2017	$10.58	(0.01)	2.90	2.89	(0.03)	(0.13)	(0.16)	$13.31	27.65%	1.33%	(0.11)%	54%	$30,622
C Class
2022(3)	$11.08	(0.02)	(1.05)	(1.07)	—	(1.77)	(1.77)	$8.24	(11.83)%	2.12%(4)	(0.31)%(4)	21%	$3,821
2021	$11.23	(0.08)	1.37	1.29	—	(1.44)	(1.44)	$11.08	12.99%	2.07%	(0.74)%	40%	$5,426
2020	$11.00	(0.11)	2.46	2.35	—	(2.12)	(2.12)	$11.23	25.84%	2.07%	(1.14)%	73%	$5,302
2019	$10.32	(0.09)	1.88	1.79	—	(1.11)	(1.11)	$11.00	20.53%	2.07%	(0.93)%	68%	$4,960
2018	$11.77	(0.08)	0.10	0.02	—	(1.47)	(1.47)	$10.32	0.27%	2.07%	(0.71)%	42%	$4,662
2017	$9.42	(0.09)	2.58	2.49	(0.01)	(0.13)	(0.14)	$11.77	26.77%	2.08%	(0.86)%	54%	$5,977

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$13.79	0.01	(1.38)	(1.37)	—	(1.77)	(1.77)	$10.65	(11.58)%	1.62%(4)	0.19%(4)	21%	$6,447
2021	$13.55	(0.03)	1.71	1.68	—	(1.44)	(1.44)	$13.79	13.71%	1.57%	(0.24)%	40%	$8,411
2020	$12.80	(0.07)	2.94	2.87	—	(2.12)	(2.12)	$13.55	26.34%	1.57%	(0.64)%	73%	$8,931
2019	$11.75	(0.05)	2.21	2.16	—	(1.11)	(1.11)	$12.80	21.24%	1.57%	(0.43)%	68%	$7,448
2018	$13.14	(0.03)	0.11	0.08	—	(1.47)	(1.47)	$11.75	0.75%	1.57%	(0.21)%	42%	$6,995
2017	$10.47	(0.04)	2.86	2.82	(0.02)	(0.13)	(0.15)	$13.14	27.29%	1.58%	(0.36)%	54%	$7,925
R5 Class
2022(3)	$15.46	0.06	(1.57)	(1.51)	(0.06)	(1.77)	(1.83)	$12.12	(11.25)%	0.92%(4)	0.89%(4)	21%	$9
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$11
2020	$13.84	0.01	3.23	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$9
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$7
2018	$13.90	0.06	0.12	0.18	(0.04)	(1.47)	(1.51)	$12.57	1.52%	0.87%	0.49%	42%	$6
2017(6)	$11.90	0.03	1.97	2.00	—	—	—	$13.90	16.81%	0.88%(4)	0.34%(4)	54%(7)	$6
R6 Class
2022(3)	$15.59	0.07	(1.59)	(1.52)	(0.08)	(1.77)	(1.85)	$12.22	(11.22)%	0.77%(4)	1.04%(4)	21%	$79,370
2021	$15.03	0.09	1.91	2.00	—	(1.44)	(1.44)	$15.59	14.57%	0.72%	0.61%	40%	$98,318
2020	$13.92	0.03	3.25	3.28	(0.05)	(2.12)	(2.17)	$15.03	27.44%	0.72%	0.21%	73%	$90,433
2019	$12.63	0.05	2.40	2.45	(0.05)	(1.11)	(1.16)	$13.92	22.30%	0.72%	0.42%	68%	$65,850
2018	$13.98	0.09	0.10	0.19	(0.07)	(1.47)	(1.54)	$12.63	1.58%	0.72%	0.64%	42%	$48,147
2017	$11.05	0.05	3.05	3.10	(0.04)	(0.13)	(0.17)	$13.98	28.46%	0.73%	0.49%	54%	$37,248

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through November 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 2207

Semiannual Report

May 31, 2022

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)
G Class (AFCGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	2.3%
Other Assets and Liabilities	(2.0)%

Top Five Countries	% of net assets
France	23.4%
United Kingdom	12.3%
Switzerland	8.4%
Netherlands	7.3%
Germany	7.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$779.00	$4.83	1.09%
I Class	$1,000	$779.70	$3.95	0.89%
A Class	$1,000	$777.90	$5.94	1.34%
C Class	$1,000	$774.70	$9.25	2.09%
R Class	$1,000	$776.80	$7.04	1.59%
R6 Class	$1,000	$780.60	$3.29	0.74%
G Class	$1,000	$783.30	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.50	$5.49	1.09%
I Class	$1,000	$1,020.49	$4.48	0.89%
A Class	$1,000	$1,018.25	$6.74	1.34%
C Class	$1,000	$1,014.51	$10.50	2.09%
R Class	$1,000	$1,017.00	$8.00	1.59%
R6 Class	$1,000	$1,021.24	$3.73	0.74%
G Class	$1,000	$1,024.93	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 4.8%
Atlassian Corp. PLC, Class A(1)	4,660	$826,311
CSL Ltd.	9,570	1,861,796
		2,688,107
Canada — 5.8%
Canadian Pacific Railway Ltd.	27,650	1,972,892
GFL Environmental, Inc.	42,029	1,284,827
		3,257,719
China — 2.2%
Li Ning Co. Ltd.	160,500	1,252,249
Denmark — 4.2%
Novo Nordisk A/S, B Shares	21,370	2,373,149
France — 23.4%
Air Liquide SA(2)	7,420	1,299,745
Bureau Veritas SA	56,140	1,622,222
Capgemini SE	8,360	1,624,454
Dassault Systemes SE	27,400	1,155,284
EssilorLuxottica SA	7,500	1,211,356
LVMH Moet Hennessy Louis Vuitton SE	2,310	1,491,396
Pernod Ricard SA	3,430	673,609
Schneider Electric SE	14,280	1,983,374
Teleperformance	2,810	932,981
Thales SA	9,460	1,155,203
		13,149,624
Germany — 7.1%
Infineon Technologies AG	28,985	903,265
Mercedes-Benz Group AG	15,680	1,117,347
Puma SE	11,030	823,100
Symrise AG	10,650	1,176,842
		4,020,554
India — 2.0%
HDFC Bank Ltd., ADR	19,670	1,132,402
Indonesia — 2.6%
Bank Central Asia Tbk PT	2,773,000	1,467,197
Ireland — 3.5%
ICON PLC(1)	8,690	1,944,735
Japan — 5.7%
Keyence Corp.	3,500	1,391,517
Kobe Bussan Co. Ltd.	44,900	1,088,671
MonotaRO Co. Ltd.	48,500	708,103
		3,188,291
Netherlands — 7.3%
Adyen NV(1)	849	1,314,817
Koninklijke DSM NV	8,380	1,411,201
Universal Music Group NV	61,750	1,380,494
		4,106,512
Spain — 5.3%
Cellnex Telecom SA	22,140	999,159
6

	Shares	Value
Iberdrola SA	166,484	$1,972,587
		2,971,746
Sweden — 1.9%
Hexagon AB, B Shares(2)	86,760	1,058,584
Switzerland — 8.4%
Alcon, Inc.	18,358	1,377,595
Lonza Group AG	2,900	1,748,426
Partners Group Holding AG	620	667,107
Sika AG	3,400	943,802
		4,736,930
Taiwan — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	94,000	1,777,627
United Kingdom — 12.3%
Ashtead Group PLC	17,990	942,623
AstraZeneca PLC	17,640	2,331,367
Compass Group PLC	49,520	1,110,056
HSBC Holdings PLC	184,400	1,230,757
Segro PLC	93,220	1,302,005
		6,916,808
TOTAL COMMON STOCKS (Cost $58,879,831)		56,042,234
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	141,076	141,076
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,088,307	1,088,307
		1,229,383
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $68,758), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $67,429)		67,428
TOTAL SHORT-TERM INVESTMENTS (Cost $1,296,811)		1,296,811
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $60,176,642)		57,339,045
OTHER ASSETS AND LIABILITIES — (2.0)%		(1,139,510)
TOTAL NET ASSETS — 100.0%		$56,199,535

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	20.6%
Industrials	19.0%
Information Technology	18.0%
Consumer Discretionary	12.3%
Materials	8.6%
Financials	8.0%
Communication Services	4.3%
Utilities	3.5%
Consumer Staples	3.1%
Real Estate	2.3%
Short-Term Investments	2.3%
Other Assets and Liabilities	(2.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,044,966. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,171,215, which includes securities collateral of $1,082,908.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $59,088,335) — including $2,044,966 of securities on loan	$56,250,738
Investment made with cash collateral received for securities on loan, at value (cost of $1,088,307)	1,088,307
Total investment securities, at value (cost of $60,176,642)	57,339,045
Foreign currency holdings, at value (cost of $18)	18
Receivable for investments sold	128,725
Receivable for capital shares sold	15,443
Dividends and interest receivable	136,624
Securities lending receivable	1,185
57,621,040

Liabilities
Payable for collateral received for securities on loan	1,088,307
Payable for investments purchased	200,408
Payable for capital shares redeemed	104,052
Accrued management fees	28,266
Distribution and service fees payable	472
1,421,505

Net Assets	$56,199,535

Net Assets Consist of:
Capital (par value and paid-in surplus)	$63,411,062
Distributable earnings	(7,211,527)
$56,199,535

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$16,435,733	1,079,511	$15.23
I Class, $0.01 Par Value	$16,345,318	1,064,550	$15.35
A Class, $0.01 Par Value	$81,250	5,397	$15.05*
C Class, $0.01 Par Value	$46,778	3,232	$14.47
R Class, $0.01 Par Value	$1,019,710	68,469	$14.89
R6 Class, $0.01 Par Value	$548,085	35,504	$15.44
G Class, $0.01 Par Value	$21,722,661	1,379,221	$15.75
*Maximum offering price $15.97 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $67,169)	$764,805
Securities lending, net	1,767
Interest	655
767,227

Expenses:
Management fees	275,252
Distribution and service fees:
A Class	112
C Class	261
R Class	2,685
Directors' fees and expenses	657
Other expenses	462
279,429
Fees waived - G Class	(75,315)
204,114

Net investment income (loss)	563,113

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,817,146)
Foreign currency translation transactions	(7,644)
(4,824,790)

Change in net unrealized appreciation (depreciation) on:
Investments	(10,727,458)
Translation of assets and liabilities in foreign currencies	(8,224)
(10,735,682)

Net realized and unrealized gain (loss)	(15,560,472)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,997,359)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$563,113	$105,240
Net realized gain (loss)	(4,824,790)	1,481,312
Change in net unrealized appreciation (depreciation)	(10,735,682)	755,241
Net increase (decrease) in net assets resulting from operations	(14,997,359)	2,341,793

Distributions to Shareholders
From earnings:
Investor Class	(557,832)	—
I Class	(488,383)	—
A Class	(2,055)	—
C Class	(1,520)	—
R Class	(29,816)	—
R6 Class	(17,151)	—
G Class	(511,608)	(8,055)
Decrease in net assets from distributions	(1,608,365)	(8,055)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	12,781,290	36,992,889

Net increase (decrease) in net assets	(3,824,434)	39,326,627

Net Assets
Beginning of period	60,023,969	20,697,342
End of period	$56,199,535	$60,023,969

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,088,307	—	—	—	$1,088,307
Gross amount of recognized liabilities for securities lending transactions					$1,088,307
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

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Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $64,715 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $36,014,320 and $22,335,659, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	352,459	$6,059,127	857,589	$17,115,465
Issued in reinvestment of distributions	28,000	542,364	—	—
Redeemed	(411,198)	(6,985,847)	(282,928)	(5,620,204)
	(30,739)	(384,356)	574,661	11,495,261
I Class/Shares Authorized	25,000,000		30,000,000
Sold	320,068	5,758,977	807,288	16,390,886
Issued in reinvestment of distributions	25,020	488,383	—	—
Redeemed	(227,137)	(3,807,416)	(165,920)	(3,429,687)
	117,951	2,439,944	641,368	12,961,199
A Class/Shares Authorized	20,000,000		30,000,000
Sold	1,875	36,001	517	10,148
Issued in reinvestment of distributions	107	2,055	—	—
Redeemed	(1,570)	(30,039)	(241)	(4,730)
	412	8,017	276	5,418
C Class/Shares Authorized	20,000,000		30,000,000
Sold	209	3,453	438	8,519
Issued in reinvestment of distributions	82	1,520	—	—
Redeemed	(97)	(1,614)	(208)	(3,915)
	194	3,359	230	4,604
R Class/Shares Authorized	20,000,000		20,000,000
Sold	18,729	316,508	32,272	629,630
Issued in reinvestment of distributions	1,566	29,742	—	—
Redeemed	(10,218)	(175,503)	(11,945)	(241,001)
	10,077	170,747	20,327	388,629
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	1,793	30,863	41,763	879,551
Issued in reinvestment of distributions	875	17,151	—	—
Redeemed	(348)	(6,352)	(18,901)	(383,494)
	2,320	41,662	22,862	496,057
G Class/Shares Authorized	30,000,000		40,000,000
Sold	578,931	10,529,574	638,105	13,047,998
Issued in reinvestment of distributions	25,645	511,608	414	8,055
Redeemed	(29,804)	(539,265)	(67,687)	(1,414,332)
	574,772	10,501,917	570,832	11,641,721
Net increase (decrease)	674,987	$12,781,290	1,830,556	$36,992,889
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,
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credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$826,311	$1,861,796	—
Canada	1,284,827	1,972,892	—
India	1,132,402	—	—
Ireland	1,944,735	—	—
Other Countries	—	47,019,271	—
Short-Term Investments	1,229,383	67,428	—
	$6,417,658	$50,921,387	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$60,863,656
Gross tax appreciation of investments	$2,325,872
Gross tax depreciation of investments	(5,850,483)
Net tax appreciation (depreciation) of investments	$(3,524,611)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$20.04	0.12	(4.43)	(4.31)	—	(0.50)	(0.50)	$15.23	(22.10)%	1.09%(4)	1.09%(4)	1.44%(4)	1.44%(4)	38%	$16,436
2021	$18.20	(0.03)	1.87	1.84	—	—	—	$20.04	10.11%	1.10%	1.10%	(0.12)%	(0.12)%	71%	$22,250
2020	$14.34	(0.01)	4.33	4.32	—	(0.46)	(0.46)	$18.20	31.15%	1.18%	1.18%	(0.09)%	(0.09)%	92%	$9,749
2019	$11.92	0.02	2.46	2.48	(0.06)	—	(0.06)	$14.34	20.96%	1.24%	1.24%	0.13%	0.13%	96%	$6,677
2018	$12.81	0.08	(0.97)	(0.89)	—	—	—	$11.92	(6.95)%	1.23%	1.23%	0.59%	0.59%	82%	$6,180
2017	$9.75	0.01	3.13	3.14	(0.08)	—	(0.08)	$12.81	32.40%	1.24%	1.24%	0.14%	0.14%	76%	$5,882
I Class
2022(3)	$20.19	0.14	(4.48)	(4.34)	—	(0.50)	(0.50)	$15.35	(22.03)%	0.89%(4)	0.89%(4)	1.64%(4)	1.64%(4)	38%	$16,345
2021	$18.30	0.01	1.88	1.89	—	—	—	$20.19	10.33%	0.90%	0.90%	0.08%	0.08%	71%	$19,111
2020	$14.39	0.01	4.36	4.37	—	(0.46)	(0.46)	$18.30	31.39%	0.98%	0.98%	0.11%	0.11%	92%	$5,585
2019	$11.96	0.02	2.49	2.51	(0.08)	—	(0.08)	$14.39	21.21%	1.04%	1.04%	0.33%	0.33%	96%	$2,605
2018	$12.83	0.09	(0.96)	(0.87)	—	—	—	$11.96	(6.78)%	1.03%	1.03%	0.79%	0.79%	82%	$776
2017	$9.76	0.05	3.11	3.16	(0.09)	—	(0.09)	$12.83	32.74%	1.04%	1.04%	0.34%	0.34%	76%	$777

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$19.85	0.11	(4.41)	(4.30)	—	(0.50)	(0.50)	$15.05	(22.21)%	1.34%(4)	1.34%(4)	1.19%(4)	1.19%(4)	38%	$81
2021	$18.07	(0.07)	1.85	1.78	—	—	—	$19.85	9.85%	1.35%	1.35%	(0.37)%	(0.37)%	71%	$99
2020	$14.28	(0.04)	4.29	4.25	—	(0.46)	(0.46)	$18.07	30.78%	1.43%	1.43%	(0.34)%	(0.34)%	92%	$85
2019	$11.87	—(5)	2.44	2.44	(0.03)	—	(0.03)	$14.28	20.66%	1.49%	1.49%	(0.12)%	(0.12)%	96%	$822
2018	$12.79	0.03	(0.95)	(0.92)	—	—	—	$11.87	(7.19)%	1.48%	1.48%	0.34%	0.34%	82%	$1,217
2017	$9.73	(0.01)	3.12	3.11	(0.05)	—	(0.05)	$12.79	32.13%	1.49%	1.49%	(0.11)%	(0.11)%	76%	$1,295
C Class
2022(3)	$19.17	0.04	(4.24)	(4.20)	—	(0.50)	(0.50)	$14.47	(22.53)%	2.09%(4)	2.09%(4)	0.44%(4)	0.44%(4)	38%	$47
2021	$17.59	(0.22)	1.80	1.58	—	—	—	$19.17	9.04%	2.10%	2.10%	(1.12)%	(1.12)%	71%	$58
2020	$14.01	(0.14)	4.18	4.04	—	(0.46)	(0.46)	$17.59	29.84%	2.18%	2.18%	(1.09)%	(1.09)%	92%	$49
2019	$11.70	(0.09)	2.40	2.31	—	—	—	$14.01	19.85%	2.24%	2.24%	(0.87)%	(0.87)%	96%	$787
2018	$12.70	(0.07)	(0.93)	(1.00)	—	—	—	$11.70	(7.95)%	2.23%	2.23%	(0.41)%	(0.41)%	82%	$1,170
2017	$9.68	(0.09)	3.11	3.02	—	—	—	$12.70	31.20%	2.24%	2.24%	(0.86)%	(0.86)%	76%	$1,270

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$19.67	0.08	(4.36)	(4.28)	—	(0.50)	(0.50)	$14.89	(22.32)%	1.59%(4)	1.59%(4)	0.94%(4)	0.94%(4)	38%	$1,020
2021	$17.95	(0.12)	1.84	1.72	—	—	—	$19.67	9.58%	1.60%	1.60%	(0.62)%	(0.62)%	71%	$1,148
2020	$14.22	(0.08)	4.27	4.19	—	(0.46)	(0.46)	$17.95	30.47%	1.68%	1.68%	(0.59)%	(0.59)%	92%	$683
2019	$11.82	(0.04)	2.44	2.40	—(5)	—	—(5)	$14.22	20.36%	1.74%	1.74%	(0.37)%	(0.37)%	96%	$468
2018	$12.77	—(5)	(0.95)	(0.95)	—	—	—	$11.82	(7.44)%	1.73%	1.73%	0.09%	0.09%	82%	$406
2017	$9.72	(0.04)	3.12	3.08	(0.03)	—	(0.03)	$12.77	31.73%	1.74%	1.74%	(0.36)%	(0.36)%	76%	$298
R6 Class
2022(3)	$20.30	0.16	(4.50)	(4.34)	(0.02)	(0.50)	(0.52)	$15.44	(21.94)%	0.74%(4)	0.74%(4)	1.79%(4)	1.79%(4)	38%	$548
2021	$18.37	0.02	1.91	1.93	—	—	—	$20.30	10.51%	0.75%	0.75%	0.23%	0.23%	71%	$674
2020	$14.42	0.05	4.36	4.41	—	(0.46)	(0.46)	$18.37	31.61%	0.83%	0.83%	0.26%	0.26%	92%	$190
2019	$11.99	0.08	2.45	2.53	(0.10)	—	(0.10)	$14.42	21.34%	0.89%	0.89%	0.48%	0.48%	96%	$182
2018	$12.84	0.11	(0.96)	(0.85)	—	—	—	$11.99	(6.62)%	0.88%	0.88%	0.94%	0.94%	82%	$242
2017	$9.77	0.06	3.12	3.18	(0.11)	—	(0.11)	$12.84	32.90%	0.89%	0.89%	0.49%	0.49%	76%	$260
G Class
2022	$20.74	0.22	(4.58)	(4.36)	(0.13)	(0.50)	(0.63)	$15.75	(21.67)%	0.00%(4)(6)	0.74%(4)	2.53%(4)	1.79%(4)	38%	$21,723
2021	$18.65	0.21	1.89	2.10	(0.01)	—	(0.01)	$20.74	11.28%	0.01%	0.75%	0.97%	0.23%	71%	$16,684
2020	$14.51	0.17	4.43	4.60	—	(0.46)	(0.46)	$18.65	32.75%	0.00%	0.83%	1.09%	0.26%	92%	$4,356
2019(7)	$12.94	0.12	1.45	1.57	—	—	—	$14.51	12.13%	0.01%(4)	0.89%(4)	1.29%(4)	0.41%(4)	96%(8)	$1,163

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
(7)April 1, 2019 (commencement of sale) through November 30, 2019.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

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American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 2207

Semiannual Report

May 31, 2022

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	95.6%
Exchange-Traded Funds	0.7%
Short-Term Investments	3.0%
Other Assets and Liabilities	0.7%

Top Five Countries*	% of net assets
United States	48.7%
Canada	12.7%
Japan	5.4%
Australia	3.4%
Brazil	2.8%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
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	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$782.90	$4.89	1.10%
I Class	$1,000	$783.40	$4.00	0.90%
A Class	$1,000	$782.00	$6.00	1.35%
C Class	$1,000	$778.60	$9.31	2.10%
R Class	$1,000	$780.90	$7.10	1.60%
R6 Class	$1,000	$783.80	$3.34	0.75%
Hypothetical
Investor Class	$1,000	$1,019.45	$5.54	1.10%
I Class	$1,000	$1,020.44	$4.53	0.90%
A Class	$1,000	$1,018.20	$6.79	1.35%
C Class	$1,000	$1,014.46	$10.55	2.10%
R Class	$1,000	$1,016.95	$8.05	1.60%
R6 Class	$1,000	$1,021.19	$3.78	0.75%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.6%
Australia — 3.4%
carsales.com Ltd.	15,235	$222,686
Corporate Travel Management Ltd.(1)	31,767	504,608
IDP Education Ltd.	29,490	502,131
IGO Ltd.	86,962	779,763
Metcash Ltd.	119,039	367,178
		2,376,366
Belgium — 1.2%
D'ieteren Group	5,430	848,396
Brazil — 2.8%
Multiplan Empreendimentos Imobiliarios SA	214,100	1,083,891
Santos Brasil Participacoes SA	301,200	465,183
SLC Agricola SA	37,300	434,567
		1,983,641
Canada — 12.7%
Boardwalk Real Estate Investment Trust	23,144	917,819
Capstone Mining Corp.(1)	173,396	656,653
Colliers International Group, Inc. (Toronto)	1,773	215,771
Definity Financial Corp.	37,383	998,082
Gibson Energy, Inc.	33,496	709,458
Kinaxis, Inc.(1)	4,418	490,648
Laurentian Bank of Canada(2)	14,865	453,760
SSR Mining, Inc.	30,387	590,419
Stantec, Inc.	13,378	607,528
Tricon Residential, Inc. (Toronto)	78,090	968,060
Vermilion Energy, Inc.	39,230	848,585
Whitecap Resources, Inc.(2)	159,474	1,418,415
		8,875,198
Finland — 0.6%
Metso Outotec Oyj	45,905	428,326
France — 1.9%
Nexans SA	8,789	883,259
SPIE SA	18,369	447,316
		1,330,575
Germany — 0.7%
K+S AG	17,699	497,824
Hong Kong — 0.8%
Samsonite International SA(1)	245,700	559,819
India — 0.9%
WNS Holdings Ltd., ADR(1)	8,836	642,996
Israel — 0.8%
Nova Ltd.(1)	5,288	561,691
Italy — 1.0%
Autogrill SpA(1)	96,241	724,146
Japan — 5.4%
Asics Corp.	21,300	365,743
Invincible Investment Corp.	1,413	469,417
6

	Shares	Value
Jeol Ltd.	13,000	$628,030
Nextage Co. Ltd.	24,200	382,357
Nippon Gas Co. Ltd.	44,800	665,547
Open House Group Co. Ltd.	6,300	262,249
Toyo Suisan Kaisha Ltd.	9,200	344,227
West Holdings Corp.(2)	18,100	649,383
		3,766,953
Mexico — 0.4%
Qualitas Controladora SAB de CV	62,628	313,132
Netherlands — 2.4%
ASR Nederland NV	16,295	741,953
Basic-Fit NV(1)	11,390	477,513
Constellium SE(1)	26,451	446,757
		1,666,223
New Zealand — 0.5%
Contact Energy Ltd.	65,505	317,498
Norway — 2.5%
Aker Solutions ASA	201,814	792,285
Bakkafrost P/F	5,280	351,573
Storebrand ASA	65,292	586,438
		1,730,296
South Korea — 0.7%
Hite Jinro Co. Ltd.	17,602	505,699
Spain — 2.0%
Acciona SA	3,350	646,011
Banco de Sabadell SA	570,700	511,884
CIE Automotive SA	9,971	254,646
		1,412,541
Sweden — 1.9%
Fortnox AB	66,961	396,280
Hexatronic Group AB	4,394	199,893
Holmen AB, B Shares	8,236	423,674
Lindab International AB	15,560	301,561
		1,321,408
Switzerland — 1.4%
Siegfried Holding AG(1)	752	509,067
SIG Group AG(1)	23,239	507,890
		1,016,957
Taiwan — 1.5%
Airtac International Group	19,464	633,566
ASPEED Technology, Inc.	5,000	397,476
		1,031,042
United Kingdom — 1.4%
RS GROUP PLC	44,080	537,928
Tritax Big Box REIT PLC	167,914	430,754
		968,682
United States — 48.7%
Allegheny Technologies, Inc.(1)	21,418	588,995
Arko Corp.	39,116	353,217
Bancorp, Inc.(1)	16,525	344,216
BJ's Wholesale Club Holdings, Inc.(1)	13,054	755,435
Bloomin' Brands, Inc.	16,663	351,756
7

	Shares	Value
Builders FirstSource, Inc.(1)	1,118	$72,771
Cargurus, Inc.(1)	1,708	43,247
Clean Harbors, Inc.(1)	9,011	841,627
Codexis, Inc.(1)	14,822	158,299
Commercial Metals Co.	17,925	712,160
Crocs, Inc.(1)	1,001	55,816
DigitalBridge Group, Inc.(1)	108,747	654,657
Driven Brands Holdings, Inc.(1)	22,217	642,960
Duckhorn Portfolio, Inc.(1)	17,622	346,272
Eagle Materials, Inc.	4,125	538,560
Element Solutions, Inc.	26,158	556,904
elf Beauty, Inc.(1)	15,655	416,736
Ensign Group, Inc.	5,144	417,538
European Wax Center, Inc., Class A	17,694	468,891
Evoqua Water Technologies Corp.(1)	14,534	517,265
First Advantage Corp.(1)	11,461	167,331
Glacier Bancorp, Inc.	14,580	705,818
Global Medical REIT, Inc.	25,430	330,590
Graphic Packaging Holding Co.	20,569	457,866
H&E Equipment Services, Inc.	15,392	548,725
Harmony Biosciences Holdings, Inc.(1)	13,132	572,555
Hostess Brands, Inc.(1)	14,342	304,768
John Bean Technologies Corp.	3,154	383,999
Kinsale Capital Group, Inc.	3,064	673,712
Lattice Semiconductor Corp.(1)	6,405	333,188
Lindsay Corp.	4,419	556,794
Manhattan Associates, Inc.(1)	3,073	371,618
MGP Ingredients, Inc.	7,282	705,335
MRC Global, Inc.(1)	54,595	610,918
Mueller Water Products, Inc., Class A	29,622	353,390
Natera, Inc.(1)	2,757	101,154
National Instruments Corp.	16,656	588,290
NOW, Inc.(1)	100,934	1,114,311
Ollie's Bargain Outlet Holdings, Inc.(1)	7,911	371,580
Onto Innovation, Inc.(1)	4,575	367,739
OptimizeRx Corp.(1)	4,894	125,189
Paycor HCM, Inc.(1)	24,957	611,946
Perficient, Inc.(1)	4,486	439,224
Petco Health & Wellness Co., Inc.(1)	16,863	269,133
Plymouth Industrial REIT, Inc.	13,394	272,032
Power Integrations, Inc.	6,759	570,324
PriceSmart, Inc.	5,664	445,360
Progyny, Inc.(1)	12,453	393,639
Pure Storage, Inc., Class A(1)	13,015	308,846
R1 RCM, Inc.(1)	32,568	699,235
RadNet, Inc.(1)	16,766	344,206
Revolve Group, Inc.(1)	5,199	152,747
RLI Corp.	4,972	602,209
Ryman Hospitality Properties, Inc.(1)	12,269	1,095,499
SeaWorld Entertainment, Inc.(1)	12,390	671,290
Selective Insurance Group, Inc.	8,406	666,596
SI-BONE, Inc.(1)	4,234	63,298
8

	Shares	Value
Silk Road Medical, Inc.(1)	5,087	$168,990
Sovos Brands, Inc.(1)	40,351	569,756
SP Plus Corp.(1)	7,247	231,614
Sprout Social, Inc., Class A(1)	2,065	105,170
SPS Commerce, Inc.(1)	3,532	378,065
Sterling Check Corp.(1)	8,725	162,111
Stride, Inc.(1)	8,834	345,498
Summit Materials, Inc., Class A(1)	19,370	528,995
Switch, Inc., Class A	11,523	388,901
Tenable Holdings, Inc.(1)	17,945	902,633
Tenet Healthcare Corp.(1)	5,145	332,933
Travel + Leisure Co.	14,076	719,424
Triumph Bancorp, Inc.(1)	2,543	184,978
US Foods Holding Corp.(1)	17,897	592,749
Veritex Holdings, Inc.	12,410	427,649
Wintrust Financial Corp.	12,566	1,098,143
Wyndham Hotels & Resorts, Inc.	10,869	870,933
		34,196,318
TOTAL COMMON STOCKS (Cost $65,786,658)		67,075,727
EXCHANGE-TRADED FUNDS — 0.7%
Schwab International Small-Cap Equity ETF(2)	6,735	238,621
Schwab US Small-Cap ETF	5,696	245,213
TOTAL EXCHANGE-TRADED FUNDS (Cost $459,539)		483,834
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	339,807	339,807
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,314	4,314
		344,121
Repurchase Agreements — 2.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $165,616), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $162,415)		162,412
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $1,660,581), at 0.75%, dated 5/31/22, due 6/1/22 (Delivery value $1,628,034)		1,628,000
		1,790,412
TOTAL SHORT-TERM INVESTMENTS (Cost $2,134,533)		2,134,533
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $68,380,730)		69,694,094
OTHER ASSETS AND LIABILITIES — 0.7%		460,370
TOTAL NET ASSETS — 100.0%		$70,154,464
9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	14.4%
Consumer Discretionary	13.1%
Financials	12.1%
Information Technology	11.9%
Materials	10.4%
Real Estate	9.6%
Consumer Staples	8.7%
Health Care	6.4%
Energy	5.3%
Utilities	3.3%
Communication Services	0.4%
Exchange-Traded Funds	0.7%
Short-Term Investments	3.0%
Other Assets and Liabilities	0.7%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,365,191. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,517,997, which includes securities collateral of $2,513,683.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $68,376,416) — including $2,365,191 of securities on loan	$69,689,780
Investment made with cash collateral received for securities on loan, at value (cost of $4,314)	4,314
Total investment securities, at value (cost of $68,380,730)	69,694,094
Foreign currency holdings, at value (cost of $21)	20
Receivable for investments sold	68,580
Receivable for capital shares sold	779,998
Dividends and interest receivable	72,711
Securities lending receivable	2,792
Other assets	1,517
70,619,712

Liabilities
Payable for collateral received for securities on loan	4,314
Payable for investments purchased	353,356
Payable for capital shares redeemed	50,316
Accrued management fees	56,439
Distribution and service fees payable	823
465,248

Net Assets	$70,154,464

Net Assets Consist of:
Capital (par value and paid-in surplus)	$74,943,518
Distributable earnings	(4,789,054)
$70,154,464

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$38,042,742	2,281,235	$16.68
I Class, $0.01 Par Value	$16,429,347	971,664	$16.91
A Class, $0.01 Par Value	$278,429	16,991	$16.39*
C Class, $0.01 Par Value	$110,468	7,158	$15.43
R Class, $0.01 Par Value	$1,614,587	100,497	$16.07
R6 Class, $0.01 Par Value	$13,678,891	800,795	$17.08
*Maximum offering price $17.39 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $39,588)	$471,283
Securities lending, net	9,507
Interest	1,366
482,156

Expenses:
Management fees	354,535
Distribution and service fees:
A Class	345
C Class	685
R Class	4,461
Directors' fees and expenses	773
Other expenses	698
361,497

Net investment income (loss)	120,659

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,295,664)
Foreign currency translation transactions	(5,280)
(5,300,944)

Change in net unrealized appreciation (depreciation) on:
Investments	(12,365,054)
Translation of assets and liabilities in foreign currencies	(1,160)
(12,366,214)

Net realized and unrealized gain (loss)	(17,667,158)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,546,499)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$120,659	$(164,228)
Net realized gain (loss)	(5,300,944)	12,819,057
Change in net unrealized appreciation (depreciation)	(12,366,214)	(709,277)
Net increase (decrease) in net assets resulting from operations	(17,546,499)	11,945,552

Distributions to Shareholders
From earnings:
Investor Class	(6,164,341)	(1,491,067)
I Class	(1,703,359)	(85,407)
A Class	(45,507)	(4,280)
C Class	(26,824)	(3,236)
R Class	(284,541)	(60,372)
R6 Class	(2,350,107)	(1,339,898)
Decrease in net assets from distributions	(10,574,679)	(2,984,260)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	27,060,950	14,414,232

Net increase (decrease) in net assets	(1,060,228)	23,375,524

Net Assets
Beginning of period	71,214,692	47,839,168
End of period	$70,154,464	$71,214,692

See Notes to Financial Statements.
13

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Exchange-Traded Funds	$4,314	—	—	—	$4,314
Gross amount of recognized liabilities for securities lending transactions					$4,314
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
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Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $112,131 and there were no interfund sales.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $61,754,556 and $46,402,178, respectively.
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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	688,623	$13,575,566	809,165	$19,787,083
Issued in reinvestment of distributions	290,679	6,086,815	66,964	1,466,380
Redeemed	(375,455)	(7,146,305)	(220,131)	(5,285,238)
	603,847	12,516,076	655,998	15,968,225
I Class/Shares Authorized	25,000,000		25,000,000
Sold	574,753	11,004,180	505,427	12,351,326
Issued in reinvestment of distributions	80,309	1,703,359	3,813	85,407
Redeemed	(121,437)	(2,313,837)	(98,729)	(2,406,901)
	533,625	10,393,702	410,511	10,029,832
A Class/Shares Authorized	20,000,000		30,000,000
Sold	2,880	47,897	10,731	257,844
Issued in reinvestment of distributions	2,209	45,507	198	4,280
Redeemed	(993)	(21,013)	(1,036)	(24,970)
	4,096	72,391	9,893	237,154
C Class/Shares Authorized	20,000,000		30,000,000
Sold	1,050	17,985	5,182	120,261
Issued in reinvestment of distributions	1,378	26,824	156	3,236
Redeemed	(2,862)	(50,349)	—	—
	(434)	(5,540)	5,338	123,497
R Class/Shares Authorized	20,000,000		20,000,000
Sold	24,278	451,997	51,432	1,211,805
Issued in reinvestment of distributions	14,060	284,298	2,528	53,905
Redeemed	(17,973)	(336,397)	(14,582)	(342,974)
	20,365	399,898	39,378	922,736
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	147,362	2,863,339	93,864	2,263,711
Issued in reinvestment of distributions	109,716	2,350,107	60,208	1,339,898
Redeemed	(78,827)	(1,529,023)	(683,052)	(16,470,821)
	178,251	3,684,423	(528,980)	(12,867,212)
Net increase (decrease)	1,339,750	$27,060,950	592,138	$14,414,232

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$2,376,366	—
Belgium	—	848,396	—
Brazil	—	1,983,641	—
Canada	$590,419	8,284,779	—
Finland	—	428,326	—
France	—	1,330,575	—
Germany	—	497,824	—
Hong Kong	—	559,819	—
Italy	—	724,146	—
Japan	—	3,766,953	—
Mexico	—	313,132	—
Netherlands	446,757	1,219,466	—
New Zealand	—	317,498	—
Norway	—	1,730,296	—
South Korea	—	505,699	—
Spain	—	1,412,541	—
Sweden	—	1,321,408	—
Switzerland	—	1,016,957	—
Taiwan	—	1,031,042	—
United Kingdom	—	968,682	—
Other Countries	35,401,005	—	—
Exchange-Traded Funds	483,834	—	—
Short-Term Investments	344,121	1,790,412	—
	$37,266,136	$32,427,958	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$69,172,474
Gross tax appreciation of investments	$5,527,953
Gross tax depreciation of investments	(5,006,333)
Net tax appreciation (depreciation) of investments	$521,620

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$24.94	0.02	(4.71)	(4.69)	(0.04)	(3.53)	(3.57)	$16.68	(21.71)%	1.10%(4)	0.24%(4)	65%	$38,043
2021	$21.11	(0.10)	5.29	5.19	—	(1.36)	(1.36)	$24.94	25.57%	1.11%	(0.40)%	136%	$41,838
2020	$15.81	(0.11)	6.19	6.08	—	(0.78)	(0.78)	$21.11	40.28%	1.39%	(0.63)%	204%	$21,562
2019	$13.66	(0.06)	2.44	2.38	—	(0.23)	(0.23)	$15.81	17.93%	1.51%	(0.39)%	161%	$15,005
2018	$14.80	(0.13)	(0.24)	(0.37)	—	(0.77)	(0.77)	$13.66	(2.73)%	1.50%	(0.86)%	147%	$15,159
2017	$10.85	(0.06)	4.01	3.95	—	—	—	$14.80	36.41%	1.51%	(0.44)%	130%	$10,059
I Class
2022(3)	$25.27	0.05	(4.79)	(4.74)	(0.09)	(3.53)	(3.62)	$16.91	(21.66)%	0.90%(4)	0.44%(4)	65%	$16,429
2021	$21.33	(0.04)	5.34	5.30	—	(1.36)	(1.36)	$25.27	25.84%	0.91%	(0.20)%	136%	$11,067
2020	$15.94	(0.08)	6.25	6.17	—	(0.78)	(0.78)	$21.33	40.62%	1.19%	(0.43)%	204%	$587
2019	$13.74	(0.02)	2.45	2.43	—	(0.23)	(0.23)	$15.94	18.12%	1.31%	(0.19)%	161%	$557
2018	$14.85	(0.10)	(0.24)	(0.34)	—	(0.77)	(0.77)	$13.74	(2.50)%	1.30%	(0.66)%	147%	$1,424
2017	$10.86	(0.02)	4.01	3.99	—	—	—	$14.85	36.74%	1.31%	(0.24)%	130%	$891

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$24.55	—(5)	(4.63)	(4.63)	—	(3.53)	(3.53)	$16.39	(21.80)%	1.35%(4)	(0.01)%(4)	65%	$278
2021	$20.85	(0.16)	5.22	5.06	—	(1.36)	(1.36)	$24.55	25.25%	1.36%	(0.65)%	136%	$317
2020	$15.66	(0.15)	6.12	5.97	—	(0.78)	(0.78)	$20.85	39.95%	1.64%	(0.88)%	204%	$63
2019	$13.57	(0.08)	2.40	2.32	—	(0.23)	(0.23)	$15.66	17.60%	1.76%	(0.64)%	161%	$671
2018	$14.74	(0.17)	(0.23)	(0.40)	—	(0.77)	(0.77)	$13.57	(2.95)%	1.75%	(1.11)%	147%	$1,477
2017	$10.83	(0.08)	3.99	3.91	—	—	—	$14.74	36.10%	1.76%	(0.69)%	130%	$1,517
C Class
2022(3)	$23.41	(0.07)	(4.38)	(4.45)	—	(3.53)	(3.53)	$15.43	(22.14)%	2.10%(4)	(0.76)%(4)	65%	$110
2021	$20.08	(0.33)	5.02	4.69	—	(1.36)	(1.36)	$23.41	24.32%	2.11%	(1.40)%	136%	$178
2020	$15.22	(0.26)	5.90	5.64	—	(0.78)	(0.78)	$20.08	38.88%	2.39%	(1.63)%	204%	$45
2019	$13.29	(0.18)	2.34	2.16	—	(0.23)	(0.23)	$15.22	16.75%	2.51%	(1.39)%	161%	$595
2018	$14.56	(0.28)	(0.22)	(0.50)	—	(0.77)	(0.77)	$13.29	(3.71)%	2.50%	(1.86)%	147%	$1,407
2017	$10.78	(0.17)	3.95	3.78	—	—	—	$14.56	35.06%	2.51%	(1.44)%	130%	$1,468
R Class
2022(3)	$24.17	(0.02)	(4.55)	(4.57)	—	(3.53)	(3.53)	$16.07	(21.91)%	1.60%(4)	(0.26)%(4)	65%	$1,615
2021	$20.59	(0.21)	5.15	4.94	—	(1.36)	(1.36)	$24.17	24.97%	1.61%	(0.90)%	136%	$1,937
2020	$15.52	(0.18)	6.03	5.85	—	(0.78)	(0.78)	$20.59	39.52%	1.89%	(1.13)%	204%	$839
2019	$13.48	(0.12)	2.39	2.27	—	(0.23)	(0.23)	$15.52	17.34%	2.01%	(0.89)%	161%	$523
2018	$14.68	(0.21)	(0.22)	(0.43)	—	(0.77)	(0.77)	$13.48	(3.18)%	2.00%	(1.36)%	147%	$493
2017	$10.81	(0.11)	3.98	3.87	—	—	—	$14.68	35.80%	2.01%	(0.94)%	130%	$338

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022(3)	$25.51	0.06	(4.83)	(4.77)	(0.13)	(3.53)	(3.66)	$17.08	(21.62)%	0.75%(4)	0.59%(4)	65%	$13,679
2021	$21.49	(0.01)	5.39	5.38	—	(1.36)	(1.36)	$25.51	26.03%	0.76%	(0.05)%	136%	$15,878
2020	$16.03	(0.03)	6.27	6.24	—	(0.78)	(0.78)	$21.49	40.75%	1.04%	(0.28)%	204%	$24,743
2019	$13.79	—(5)	2.47	2.47	—	(0.23)	(0.23)	$16.03	18.34%	1.16%	(0.04)%	161%	$207
2018	$14.89	(0.08)	(0.25)	(0.33)	—	(0.77)	(0.77)	$13.79	(2.36)%	1.15%	(0.51)%	147%	$361
2017	$10.87	(0.01)	4.03	4.02	—	—	—	$14.89	36.86%	1.16%	(0.09)%	130%	$366

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 2207

Semiannual Report

May 31, 2022

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)
G Class (ACAEX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Short-Term Investments	1.6%
Other Assets and Liabilities	(0.2)%

Top Five Countries	% of net assets
France	18.4%
United Kingdom	15.3%
Japan	9.7%
Switzerland	7.6%
Netherlands	7.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$807.10	$6.62	1.47%
I Class	$1,000	$807.90	$5.72	1.27%
Y Class	$1,000	$808.50	$5.05	1.12%
A Class	$1,000	$805.90	$7.74	1.72%
C Class	$1,000	$803.50	$11.11	2.47%
R Class	$1,000	$805.00	$8.87	1.97%
R5 Class	$1,000	$808.00	$5.72	1.27%
R6 Class	$1,000	$808.30	$5.05	1.12%
G Class	$1,000	$904.10	$0.21(2)	0.13%
Hypothetical
Investor Class	$1,000	$1,017.60	$7.39	1.47%
I Class	$1,000	$1,018.60	$6.39	1.27%
Y Class	$1,000	$1,019.35	$5.64	1.12%
A Class	$1,000	$1,016.36	$8.65	1.72%
C Class	$1,000	$1,012.62	$12.39	2.47%
R Class	$1,000	$1,015.11	$9.90	1.97%
R5 Class	$1,000	$1,018.60	$6.39	1.27%
R6 Class	$1,000	$1,019.35	$5.64	1.12%
G Class	$1,000	$1,024.28	$0.66	0.13%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from April 1, 2022 (commencement of sale) through May 31, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
5

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Australia — 4.3%
Atlassian Corp. PLC, Class A(1)	140,820	$24,970,202
CSL Ltd.	339,910	66,127,809
NEXTDC Ltd.(1)	1,800,398	14,171,858
Xero Ltd.(1)	157,580	10,072,935
		115,342,804
Austria — 0.6%
Erste Group Bank AG	505,980	15,797,682
Belgium — 1.2%
KBC Group NV	517,210	32,330,172
Canada — 5.8%
Canadian Pacific Railway Ltd.	589,730	42,078,612
Element Fleet Management Corp.	1,069,650	11,915,538
First Quantum Minerals Ltd.	759,720	21,995,451
GFL Environmental, Inc.	948,029	28,981,247
Toronto-Dominion Bank	659,880	50,428,115
		155,398,963
China — 0.9%
Li Ning Co. Ltd.	3,235,500	25,243,931
Denmark — 3.0%
Novo Nordisk A/S, B Shares	712,140	79,083,493
Finland — 0.7%
Neste Oyj	432,530	19,867,372
France — 18.4%
Air Liquide SA(2)	299,230	52,415,442
Airbus SE	224,250	26,281,159
Arkema SA	114,250	13,832,131
Bureau Veritas SA	633,380	18,302,160
Capgemini SE	189,480	36,818,375
Dassault Systemes SE	663,920	27,993,285
Edenred	515,957	25,486,115
EssilorLuxottica SA	144,390	23,321,032
L'Oreal SA	86,070	30,400,911
LVMH Moet Hennessy Louis Vuitton SE	115,270	74,421,312
Pernod Ricard SA	178,430	35,041,405
Safran SA	103,410	10,714,421
Sartorius Stedim Biotech	32,860	11,350,822
Schneider Electric SE	356,360	49,495,468
Teleperformance	83,920	27,863,255
Thales SA	245,830	30,019,390
		493,756,683
Germany — 6.2%
Brenntag SE	201,570	15,596,795
Commerzbank AG(1)	3,594,140	31,344,196
Infineon Technologies AG	720,531	22,454,031
Mercedes-Benz Group AG	444,230	31,655,564
Puma SE	295,060	22,018,485
6

	Shares	Value
Symrise AG	391,060	$43,212,764
		166,281,835
Hong Kong — 1.6%
AIA Group Ltd.	4,252,800	44,059,788
India — 0.6%
HDFC Bank Ltd.	933,330	16,567,549
Indonesia — 0.7%
Bank Central Asia Tbk PT	32,590,800	17,243,827
Ireland — 3.7%
CRH PLC	664,030	27,406,434
ICON PLC(1)	162,930	36,462,105
Kerry Group PLC, A Shares	228,770	23,684,691
Ryanair Holdings PLC, ADR(1)	138,830	12,105,976
		99,659,206
Italy — 3.5%
Ferrari NV	198,630	38,757,799
Prysmian SpA	720,290	23,264,592
Tenaris SA	1,928,220	32,143,590
		94,165,981
Japan — 9.7%
BayCurrent Consulting, Inc.	67,200	21,113,053
Food & Life Cos. Ltd.	344,900	7,492,257
Hoya Corp.	267,900	28,514,366
JSR Corp.	582,600	18,378,545
Keyence Corp.	121,300	48,225,996
Kobe Bussan Co. Ltd.	1,018,000	24,683,001
MonotaRO Co. Ltd.	1,928,600	28,157,693
Nintendo Co. Ltd.	75,000	33,486,629
Obic Co. Ltd.	163,600	24,103,484
Recruit Holdings Co. Ltd.	705,800	25,545,856
		259,700,880
Netherlands — 7.2%
Adyen NV(1)	22,832	35,359,124
Akzo Nobel NV	371,590	32,343,951
ASML Holding NV	109,800	63,184,961
Koninklijke DSM NV	136,919	23,057,315
Universal Music Group NV	1,777,240	39,732,286
		193,677,637
Spain — 4.4%
Amadeus IT Group SA(1)	275,840	17,163,774
Cellnex Telecom SA	992,886	44,808,108
Iberdrola SA	4,748,362	56,261,001
		118,232,883
Sweden — 2.0%
Epiroc AB, A Shares	1,340,700	25,997,430
Hexagon AB, B Shares(2)	2,249,760	27,449,945
		53,447,375
Switzerland — 7.6%
Alcon, Inc.	556,051	41,726,390
Lonza Group AG	87,330	52,651,748
On Holding AG, Class A(1)(2)	520,330	10,744,814
Partners Group Holding AG	18,950	20,389,799
7

	Shares	Value
Sika AG	133,609	$37,088,344
Zurich Insurance Group AG	91,170	41,753,525
		204,354,620
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	897,000	16,963,100
Thailand — 0.6%
Kasikornbank PCL	3,960,300	16,992,319
United Kingdom — 15.3%
Ashtead Group PLC	497,030	26,042,901
AstraZeneca PLC	682,320	90,177,928
BT Group PLC	7,810,070	18,408,277
Compass Group PLC	1,623,820	36,400,076
HSBC Holdings PLC	7,798,400	52,049,534
London Stock Exchange Group PLC	400,346	37,357,473
Natwest Group PLC	13,845,320	39,871,234
Reckitt Benckiser Group PLC	653,591	50,451,648
Segro PLC	2,143,670	29,940,670
Whitbread PLC	864,780	29,673,221
		410,372,962
TOTAL COMMON STOCKS (Cost $2,356,986,260)		2,648,541,062
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,162,169	5,162,169
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,245,571	11,245,571
		16,407,740
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $2,515,954), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $2,467,334)		2,467,283
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $25,227,700), at 0.75%, dated 5/31/22, due 6/1/22 (Delivery value $24,733,515)		24,733,000
		27,200,283
TOTAL SHORT-TERM INVESTMENTS (Cost $43,608,023)		43,608,023
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,400,594,283)		2,692,149,085
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,473,324)
TOTAL NET ASSETS — 100.0%		$2,687,675,761

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	15.9%
Industrials	15.4%
Health Care	15.3%
Information Technology	14.5%
Consumer Discretionary	11.1%
Materials	10.1%
Consumer Staples	6.1%
Communication Services	5.1%
Utilities	2.1%
Energy	1.9%
Real Estate	1.1%
Short-Term Investments	1.6%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $54,199,790. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $57,794,995, which includes securities collateral of $46,549,424.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,389,348,712) — including $54,199,790 of securities on loan	$2,680,903,514
Investment made with cash collateral received for securities on loan, at value (cost of $11,245,571)	11,245,571
Total investment securities, at value (cost of $2,400,594,283)	2,692,149,085
Cash	38,439
Foreign currency holdings, at value (cost of $186)	187
Receivable for investments sold	5,268,565
Receivable for capital shares sold	260,385
Dividends and interest receivable	10,760,401
Securities lending receivable	116,378
Other assets	72,442
2,708,665,882

Liabilities
Payable for collateral received for securities on loan	11,245,571
Payable for investments purchased	5,544,067
Payable for capital shares redeemed	370,168
Accrued management fees	1,318,761
Distribution and service fees payable	17,684
Accrued foreign taxes	528,718
Accrued foreign withholding tax reclaim expenses	1,133,152
Accrued IRS compliance fees	832,000
20,990,121

Net Assets	$2,687,675,761

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,464,264,354
Distributable earnings	223,411,407
$2,687,675,761

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$929,146,592	81,707,905	$11.37
I Class, $0.01 Par Value	$277,838,041	24,676,018	$11.26
Y Class, $0.01 Par Value	$41,682,134	3,701,540	$11.26
A Class, $0.01 Par Value	$68,986,713	6,023,462	$11.45*
C Class, $0.01 Par Value	$938,013	87,125	$10.77
R Class, $0.01 Par Value	$6,319,320	547,112	$11.55
R5 Class, $0.01 Par Value	$7,132	633	$11.27
R6 Class, $0.01 Par Value	$27,924,397	2,481,797	$11.25
G Class, $0.01 Par Value	$1,334,833,419	118,358,750	$11.28
*Maximum offering price $12.15 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,041,823)	$27,609,094
Foreign withholding tax recoveries (net of IRS compliance fees of $832,000)	6,915,466
Interest (net of foreign taxes withheld of $13)	1,672,579
Securities lending, net	121,700
36,318,839

Expenses:
Management fees	9,802,552
Distribution and service fees:
A Class	97,428
C Class	5,923
R Class	17,179
Directors' fees and expenses	18,718
Foreign withholding tax reclaim expenses	2,152,698
Other expenses	8,160
12,102,658
Fees waived - G Class	(1,175,072)
10,927,586

Net investment income (loss)	25,391,253

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $18,599)	(53,850,463)
Foreign currency translation transactions	(1,328,631)
(55,179,094)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $163,527)	(333,415,657)
Translation of assets and liabilities in foreign currencies	(119,559)
(333,535,216)

Net realized and unrealized gain (loss)	(388,714,310)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(363,323,057)

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$25,391,253	$9,514,135
Net realized gain (loss)	(55,179,094)	189,752,425
Change in net unrealized appreciation (depreciation)	(333,535,216)	(38,014,755)
Net increase (decrease) in net assets resulting from operations	(363,323,057)	161,251,805

Distributions to Shareholders
From earnings:
Investor Class	(154,972,486)	(54,887,728)
I Class	(37,889,802)	(3,793,173)
Y Class	(6,547,664)	(1,442,300)
A Class	(11,140,263)	(3,664,774)
C Class	(180,325)	(85,443)
R Class	(942,087)	(292,738)
R5 Class	(1,184)	(508)
R6 Class	(4,460,249)	(2,636,516)
G Class	(62)	—
Decrease in net assets from distributions	(216,134,122)	(66,803,180)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,662,164,065	10,990,793

Net increase (decrease) in net assets	1,082,706,886	105,439,418

Net Assets
Beginning of period	1,604,968,875	1,499,529,457
End of period	$2,687,675,761	$1,604,968,875

See Notes to Financial Statements.
12

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services. Foreign withholding tax recoveries less IRS compliance fees, if any, represent the receipt of certain European Union (EU) withholding taxes previously withheld. The fund will record any EU reclaims only when certainty exists as to the likelihood of receipt. The fund may estimate IRS compliance fees when EU reclaims recovered exceed any foreign taxes withheld during the current fiscal period. The IRS compliance fees reduce the foreign withholding tax recoveries.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$11,245,571	—	—	—	$11,245,571
Gross amount of recognized liabilities for securities lending transactions					$11,245,571
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 35% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). Prior to the fund's acquisition of NT International Growth Fund, the strategy assets of the fund also included the assets of NT International Growth Fund. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.500%	1.22%
I Class	0.850% to 1.300%	1.02%
Y Class	0.700% to 1.150%	0.87%
A Class	1.050% to 1.500%	1.22%
C Class	1.050% to 1.500%	1.22%
R Class	1.050% to 1.500%	1.22%
R5 Class	0.850% to 1.300%	1.02%
R6 Class	0.700% to 1.150%	0.87%
G Class	0.700% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.87%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.25% for the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, and 0.13% for the G Class, for the period ended May 31, 2022.

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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $3,931,413 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $592,043,089 and $471,671,821, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022(1)		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	2,716,595	$41,311,739	3,665,315	$58,740,896
Issued in reinvestment of distributions	10,709,215	148,931,979	3,482,032	52,071,101
Redeemed	(3,387,198)	(44,665,755)	(16,617,751)	(272,378,978)
	10,038,612	145,577,963	(9,470,404)	(161,566,981)
I Class/Shares Authorized	100,000,000		90,000,000
Sold	6,308,300	75,249,081	12,662,682	207,549,688
Issued in reinvestment of distributions	2,767,046	37,841,100	255,045	3,782,314
Redeemed	(847,661)	(10,810,509)	(1,870,098)	(30,347,473)
	8,227,685	102,279,672	11,047,629	180,984,529
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	652,207	8,616,531	1,176,218	19,132,223
Issued in reinvestment of distributions	475,952	6,532,062	96,900	1,437,024
Redeemed	(371,098)	(4,705,042)	(251,076)	(4,054,144)
	757,061	10,443,551	1,022,042	16,515,103
A Class/Shares Authorized	80,000,000		80,000,000
Sold	307,714	4,056,675	729,932	11,666,426
Issued in reinvestment of distributions	786,226	11,019,766	238,591	3,593,178
Redeemed	(464,991)	(5,996,791)	(833,309)	(13,500,921)
	628,949	9,079,650	135,214	1,758,683
C Class/Shares Authorized	20,000,000		30,000,000
Sold	835	10,045	4,351	66,796
Issued in reinvestment of distributions	13,035	172,810	5,736	82,198
Redeemed	(21,636)	(263,365)	(41,265)	(633,724)
	(7,766)	(80,510)	(31,178)	(484,730)
R Class/Shares Authorized	25,000,000		30,000,000
Sold	55,906	733,055	89,795	1,458,492
Issued in reinvestment of distributions	66,701	942,087	19,165	290,918
Redeemed	(38,350)	(509,979)	(77,433)	(1,265,365)
	84,257	1,165,163	31,527	484,045
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	—	—	21	313
Issued in reinvestment of distributions	86	1,184	25	372
Redeemed	—	—	(210)	(3,192)
	86	1,184	(164)	(2,507)
R6 Class/Shares Authorized	45,000,000		50,000,000
Sold	555,206	7,366,511	1,485,610	23,290,435
Issued in reinvestment of distributions	319,036	4,381,413	176,481	2,615,452
Redeemed	(335,349)	(4,349,521)	(3,339,362)	(52,603,236)
	538,893	7,398,403	(1,677,271)	(26,697,349)
G Class/Shares Authorized	1,000,000,000		N/A
Sold	900,946	10,444,136
Issued in connection with reorganization (Note 9)	117,485,888	1,376,170,527
Issued in reinvestment of distributions	5	62
Redeemed	(28,089)	(315,736)
	118,358,750	1,386,298,989
Net increase (decrease)	138,626,527	$1,662,164,065	1,057,395	$10,990,793
(1)April 1, 2022 (commencement of sale) through May 31, 2022 for the G Class.
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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$113,264,344	$2,535,276,718	—
Short-Term Investments	16,407,740	27,200,283	—
	$129,672,084	$2,562,477,001	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,407,381,617
Gross tax appreciation of investments	$457,528,318
Gross tax depreciation of investments	(172,760,850)
Net tax appreciation (depreciation) of investments	$284,767,468

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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9. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT International Growth Fund, one fund in a series issued by the corporation, were transferred to International Growth Fund in exchange for shares of International Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of International Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on April 22, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On April 22, 2022, NT International Growth Fund exchanged its shares for shares of International Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT International Growth Fund – G Class	121,105,612	International Growth Fund – G Class	117,485,888

The net assets of NT International Growth Fund and International Growth Fund immediately before the reorganization were $1,376,170,527 and $1,410,203,074, respectively. NT International Growth Fund's unrealized appreciation of $121,255,453 was combined with that of International Growth Fund. Immediately after the reorganization, the combined net assets were $2,786,373,601.

Assuming the reorganization had been completed on December 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended May 31, 2022 are as follows:

Net investment income (loss)	$35,880,373
Net realized and unrealized gain (loss)	(646,404,389)
Net increase (decrease) in net assets resulting from operations	$(610,524,016)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT International Growth Fund that have been included in the fund’s Statement of Operations since April 22, 2022.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$16.24	0.14	(2.93)	(2.79)	(0.17)	(1.91)	(2.08)	$11.37	(19.29)%	1.47%(4)	1.47%(4)	2.69%(4)	2.69%(4)	26%	$929,147
2021	$15.32	0.09	1.51	1.60	—(5)	(0.68)	(0.68)	$16.24	10.83%	1.21%	1.21%	0.56%	0.56%	51%	$1,163,803
2020	$12.35	0.01	3.01	3.02	(0.01)	(0.04)	(0.05)	$15.32	24.57%	1.18%	1.18%	0.06%	0.06%	51%	$1,243,217
2019	$11.83	0.05	1.66	1.71	(0.12)	(1.07)	(1.19)	$12.35	16.82%	1.18%	1.18%	0.43%	0.43%	68%	$1,162,998
2018	$13.80	0.08	(1.28)	(1.20)	(0.13)	(0.64)	(0.77)	$11.83	(9.23)%	1.17%	1.17%	0.62%	0.62%	69%	$1,173,094
2017	$10.56	0.10	3.19	3.29	(0.05)	—	(0.05)	$13.80	31.32%	1.17%	1.17%	0.80%	0.80%	57%	$1,357,353
I Class
2022(3)	$16.13	0.16	(2.91)	(2.75)	(0.21)	(1.91)	(2.12)	$11.26	(19.21)%	1.27%(4)	1.27%(4)	2.89%(4)	2.89%(4)	26%	$277,838
2021	$15.22	0.14	1.48	1.62	(0.03)	(0.68)	(0.71)	$16.13	11.07%	1.01%	1.01%	0.76%	0.76%	51%	$265,248
2020	$12.27	0.03	3.00	3.03	(0.04)	(0.04)	(0.08)	$15.22	24.82%	0.98%	0.98%	0.26%	0.26%	51%	$82,222
2019	$11.76	0.07	1.66	1.73	(0.15)	(1.07)	(1.22)	$12.27	17.09%	0.98%	0.98%	0.63%	0.63%	68%	$74,688
2018	$13.74	0.10	(1.28)	(1.18)	(0.16)	(0.64)	(0.80)	$11.76	(9.12)%	0.97%	0.97%	0.82%	0.82%	69%	$67,677
2017	$10.51	0.13	3.17	3.30	(0.07)	—	(0.07)	$13.74	31.64%	0.97%	0.97%	1.00%	1.00%	57%	$90,679

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$16.15	0.16	(2.90)	(2.74)	(0.24)	(1.91)	(2.15)	$11.26	(19.15)%	1.12%(4)	1.12%(4)	3.04%(4)	3.04%(4)	26%	$41,682
2021	$15.24	0.16	1.49	1.65	(0.06)	(0.68)	(0.74)	$16.15	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$47,542
2020	$12.29	0.05	2.99	3.04	(0.05)	(0.04)	(0.09)	$15.24	24.97%	0.83%	0.83%	0.41%	0.41%	51%	$29,299
2019	$11.78	0.08	1.66	1.74	(0.16)	(1.07)	(1.23)	$12.29	17.27%	0.83%	0.83%	0.78%	0.78%	68%	$18,691
2018	$13.75	0.15	(1.30)	(1.15)	(0.18)	(0.64)	(0.82)	$11.78	(8.95)%	0.82%	0.82%	0.97%	0.97%	69%	$6,177
2017(6)	$11.48	0.09	2.18	2.27	—	—	—	$13.75	19.77%	0.82%(4)	0.82%(4)	1.14%(4)	1.14%(4)	57%(7)	$6
A Class
2022(3)	$16.31	0.12	(2.94)	(2.82)	(0.13)	(1.91)	(2.04)	$11.45	(19.41)%	1.72%(4)	1.72%(4)	2.44%(4)	2.44%(4)	26%	$68,987
2021	$15.42	0.05	1.52	1.57	—	(0.68)	(0.68)	$16.31	10.53%	1.46%	1.46%	0.31%	0.31%	51%	$87,967
2020	$12.45	(0.02)	3.03	3.01	—	(0.04)	(0.04)	$15.42	24.27%	1.43%	1.43%	(0.19)%	(0.19)%	51%	$81,088
2019	$11.91	0.02	1.69	1.71	(0.10)	(1.07)	(1.17)	$12.45	16.56%	1.43%	1.43%	0.18%	0.18%	68%	$67,857
2018	$13.88	0.05	(1.29)	(1.24)	(0.09)	(0.64)	(0.73)	$11.91	(9.45)%	1.42%	1.42%	0.37%	0.37%	69%	$64,784
2017	$10.63	0.06	3.22	3.28	(0.03)	—	(0.03)	$13.88	30.88%	1.42%	1.42%	0.55%	0.55%	57%	$77,983

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$15.41	0.06	(2.76)	(2.70)	(0.03)	(1.91)	(1.94)	$10.77	(19.65)%	2.47%(4)	2.47%(4)	1.69%(4)	1.69%(4)	26%	$938
2021	$14.71	(0.08)	1.46	1.38	—	(0.68)	(0.68)	$15.41	9.72%	2.21%	2.21%	(0.44)%	(0.44)%	51%	$1,462
2020	$11.97	(0.11)	2.89	2.78	—	(0.04)	(0.04)	$14.71	23.32%	2.18%	2.18%	(0.94)%	(0.94)%	51%	$1,855
2019	$11.49	(0.06)	1.62	1.56	(0.01)	(1.07)	(1.08)	$11.97	15.66%	2.18%	2.18%	(0.57)%	(0.57)%	68%	$2,694
2018	$13.42	(0.04)	(1.25)	(1.29)	—	(0.64)	(0.64)	$11.49	(10.12)%	2.17%	2.17%	(0.38)%	(0.38)%	69%	$4,268
2017	$10.33	(0.03)	3.12	3.09	—	—	—	$13.42	29.91%	2.17%	2.17%	(0.20)%	(0.20)%	57%	$6,743
R Class
2022(3)	$16.40	0.11	(2.97)	(2.86)	(0.08)	(1.91)	(1.99)	$11.55	(19.50)%	1.97%(4)	1.97%(4)	2.19%(4)	2.19%(4)	26%	$6,319
2021	$15.54	0.01	1.53	1.54	—	(0.68)	(0.68)	$16.40	10.25%	1.71%	1.71%	0.06%	0.06%	51%	$7,589
2020	$12.58	(0.06)	3.06	3.00	—	(0.04)	(0.04)	$15.54	24.04%	1.68%	1.68%	(0.44)%	(0.44)%	51%	$6,701
2019	$12.02	(0.01)	1.71	1.70	(0.07)	(1.07)	(1.14)	$12.58	16.17%	1.68%	1.68%	(0.07)%	(0.07)%	68%	$6,069
2018	$14.00	0.02	(1.30)	(1.28)	(0.06)	(0.64)	(0.70)	$12.02	(9.68)%	1.67%	1.67%	0.12%	0.12%	69%	$3,226
2017	$10.72	0.03	3.25	3.28	—	—	—	$14.00	30.60%	1.67%	1.67%	0.30%	0.30%	57%	$3,609

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$16.14	0.15	(2.90)	(2.75)	(0.21)	(1.91)	(2.12)	$11.27	(19.20)%	1.27%(4)	1.27%(4)	2.89%(4)	2.89%(4)	26%	$7
2021	$15.23	0.11	1.51	1.62	(0.03)	(0.68)	(0.71)	$16.14	11.06%	1.01%	1.01%	0.76%	0.76%	51%	$9
2020	$12.28	0.03	3.00	3.03	(0.04)	(0.04)	(0.08)	$15.23	24.80%	0.98%	0.98%	0.26%	0.26%	51%	$11
2019	$11.77	0.07	1.66	1.73	(0.15)	(1.07)	(1.22)	$12.28	17.09%	0.98%	0.98%	0.63%	0.63%	68%	$6
2018	$13.73	0.11	(1.27)	(1.16)	(0.16)	(0.64)	(0.80)	$11.77	(9.03)%	0.97%	0.97%	0.82%	0.82%	69%	$5
2017(6)	$11.48	0.08	2.17	2.25	—	—	—	$13.73	19.60%	0.97%(4)	0.97%(4)	0.99%(4)	0.99%(4)	57%(7)	$6
R6 Class
2022(3)	$16.14	0.16	(2.90)	(2.74)	(0.24)	(1.91)	(2.15)	$11.25	(19.17)%	1.12%(4)	1.12%(4)	3.04%(4)	3.04%(4)	26%	$27,924
2021	$15.23	0.14	1.51	1.65	(0.06)	(0.68)	(0.74)	$16.14	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$31,350
2020	$12.28	0.05	2.99	3.04	(0.05)	(0.04)	(0.09)	$15.23	24.99%	0.83%	0.83%	0.41%	0.41%	51%	$55,137
2019	$11.77	0.09	1.65	1.74	(0.16)	(1.07)	(1.23)	$12.28	17.28%	0.83%	0.83%	0.78%	0.78%	68%	$37,088
2018	$13.75	0.14	(1.29)	(1.15)	(0.19)	(0.64)	(0.83)	$11.77	(8.93)%	0.82%	0.82%	0.97%	0.97%	69%	$38,315
2017	$10.53	0.15	3.16	3.31	(0.09)	—	(0.09)	$13.75	31.68%	0.82%	0.82%	1.15%	1.15%	57%	$29,846
G Class
2022(8)	$12.81	0.09	(1.30)	(1.21)	(0.08)	(0.24)	(0.32)	$11.28	(9.59)%	0.13%(4)	1.00%(4)	5.03%(4)	4.16%(4)	26%(9)	$1,334,833

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through November 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.
(8)April 1, 2022 (commencement of sale) through May 31, 2022 (unaudited).
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2022.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 2207

Semiannual Report

May 31, 2022

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.4)%

Top Five Countries*	% of net assets
Japan	15.6%
Canada	13.9%
Australia	9.0%
Brazil	6.9%
United Kingdom	6.7%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$792.90	$6.70	1.50%
I Class	$1,000	$794.60	$5.82	1.30%
A Class	$1,000	$791.90	$7.82	1.75%
C Class	$1,000	$789.40	$11.15	2.50%
R Class	$1,000	$791.00	$8.93	2.00%
Hypothetical
Investor Class	$1,000	$1,017.45	$7.54	1.50%
I Class	$1,000	$1,018.45	$6.54	1.30%
A Class	$1,000	$1,016.21	$8.80	1.75%
C Class	$1,000	$1,012.47	$12.54	2.50%
R Class	$1,000	$1,014.96	$10.05	2.00%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Australia — 9.0%
ALS Ltd.	657,732	$6,017,115
carsales.com Ltd.	109,226	1,596,523
Cleanaway Waste Management Ltd.	1,954,992	4,189,752
Corporate Travel Management Ltd.(1)	366,690	5,824,743
IDP Education Ltd.	224,648	3,825,118
IGO Ltd.	700,353	6,279,865
Lynas Rare Earths Ltd.(1)	944,545	6,620,122
Metcash Ltd.	1,006,323	3,104,022
NEXTDC Ltd.(1)	542,135	4,267,423
OZ Minerals Ltd.	359,247	6,169,013
Pinnacle Investment Management Group Ltd.	232,563	1,371,335
		49,265,031
Belgium — 0.8%
Euronav NV	337,068	4,312,542
Brazil — 6.9%
Cia Brasileira de Aluminio	1,296,800	4,330,352
Embraer SA, ADR(1)	242,140	2,593,319
Minerva SA	1,029,700	3,070,110
Multiplan Empreendimentos Imobiliarios SA	1,713,300	8,673,659
Petro Rio SA(1)	1,199,700	7,015,111
Santos Brasil Participacoes SA	2,328,200	3,595,751
SLC Agricola SA	306,800	3,574,400
TOTVS SA	795,200	4,708,405
		37,561,107
Canada — 13.9%
Altus Group Ltd.	115,205	4,298,157
Aritzia, Inc.(1)	94,303	2,752,632
ATS Automation Tooling Systems, Inc.(1)	99,041	2,907,374
Boralex, Inc., A Shares	192,528	5,876,986
Brookfield Infrastructure Corp., Class A	93,952	6,628,314
Capstone Mining Corp.(1)	1,111,382	4,208,815
Colliers International Group, Inc. (Toronto)	23,582	2,869,887
Descartes Systems Group, Inc.(1)	44,983	2,669,071
Finning International, Inc.	143,535	3,815,193
Kinaxis, Inc.(1)	45,288	5,029,533
Laurentian Bank of Canada(2)	113,503	3,464,720
Nuvei Corp.(1)	84,024	4,322,195
SSR Mining, Inc.	248,585	4,830,007
Stantec, Inc.	151,674	6,887,895
Tricon Residential, Inc. (Toronto)	442,040	5,479,849
Whitecap Resources, Inc.(2)	1,082,681	9,629,728
		75,670,356
Denmark — 3.1%
ALK-Abello A/S(1)	222,046	4,429,109
Jyske Bank A/S(1)	108,421	6,393,266
Royal Unibrew A/S	66,277	5,815,518
		16,637,893
6

	Shares	Value
Finland — 1.8%
Huhtamaki Oyj	162,484	$6,261,852
Metso Outotec Oyj	384,496	3,587,619
		9,849,471
France — 3.5%
Alten SA	21,007	2,804,261
Elis SA	332,570	5,284,678
Gaztransport Et Technigaz SA	45,924	6,022,838
OVH Groupe SAS(1)(2)	253,126	5,153,149
		19,264,926
Germany — 2.9%
Befesa SA	100,642	6,703,808
CTS Eventim AG & Co. KGaA(1)	80,523	5,183,907
K+S AG	138,458	3,894,445
		15,782,160
Hong Kong — 1.0%
Samsonite International SA(1)	2,316,000	5,276,927
India — 5.1%
Max Healthcare Institute Ltd.(1)	1,430,954	6,972,642
Prestige Estates Projects Ltd.	782,368	4,293,433
Varun Beverages Ltd.	532,614	7,212,438
WNS Holdings Ltd., ADR(1)	124,456	9,056,663
		27,535,176
Israel — 1.1%
Nova Ltd.(1)	56,693	6,021,931
Italy — 3.4%
Autogrill SpA(1)	886,754	6,672,204
Brembo SpA(2)	55,045	639,611
Leonardo SpA(1)	640,268	6,893,970
Unipol Gruppo SpA	822,730	4,402,744
		18,608,529
Japan — 15.6%
Asics Corp.	171,200	2,939,677
BayCurrent Consulting, Inc.	18,200	5,718,118
GMO Financial Gate, Inc.(2)	31,300	3,232,772
IHI Corp.	252,400	7,082,410
Insource Co. Ltd.	245,400	4,278,449
Invincible Investment Corp.	14,084	4,678,887
Jeol Ltd.	102,500	4,951,772
JMDC, Inc.	97,300	3,908,571
MatsukiyoCocokara & Co.	70,000	2,691,320
Menicon Co. Ltd.	159,500	3,315,185
Nextage Co. Ltd.	317,000	5,008,563
Nippon Gas Co. Ltd.	400,200	5,945,358
Open House Group Co. Ltd.	73,700	3,067,898
SHO-BOND Holdings Co. Ltd.	121,400	5,432,181
Tokyo Ohka Kogyo Co. Ltd.(2)	89,800	5,106,649
Toyo Suisan Kaisha Ltd.	109,500	4,097,055
Ushio, Inc.	342,100	4,711,061
Visional, Inc.(1)	74,400	3,462,905
West Holdings Corp.(2)	142,300	5,105,367
		84,734,198
7

	Shares	Value
Mexico — 2.0%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	269,655	$4,201,225
Grupo Aeroportuario del Centro Norte SAB de CV	367,635	2,649,221
Regional SAB de CV	662,594	3,927,992
		10,778,438
Netherlands — 4.1%
AMG Advanced Metallurgical Group NV	128,554	4,718,723
ASR Nederland NV	177,841	8,097,557
Basic-Fit NV(1)	107,900	4,523,582
BE Semiconductor Industries NV	38,384	2,347,065
OCI NV(1)	77,850	2,733,583
		22,420,510
New Zealand — 0.5%
Contact Energy Ltd.	520,674	2,523,673
Norway — 0.5%
Bakkafrost P/F	43,568	2,901,010
South Africa — 1.1%
Bidvest Group Ltd.	418,377	5,832,070
South Korea — 1.0%
Hite Jinro Co. Ltd.	137,012	3,936,308
Osstem Implant Co. Ltd.	19,844	1,752,832
		5,689,140
Sweden — 6.2%
AddTech AB, B Shares	299,510	5,064,679
Axfood AB(2)	139,347	4,090,992
Axfood AB BTA(2)	3,920	114,799
Fortnox AB	543,562	3,216,836
Holmen AB, B Shares	83,928	4,317,401
Lifco AB, B Shares	107,404	2,213,816
Saab AB, B Shares	141,103	6,003,195
Scandic Hotels Group AB(1)(2)	1,203,582	4,948,735
Trelleborg AB, B Shares	118,834	2,774,982
Vitrolife AB	40,179	1,190,879
		33,936,314
Switzerland — 1.7%
PolyPeptide Group AG(1)	7,177	564,686
Siegfried Holding AG(1)	6,869	4,649,972
SIG Group AG(1)	191,453	4,184,220
		9,398,878
Taiwan — 6.7%
Airtac International Group	187,131	6,091,242
ASPEED Technology, Inc.	40,000	3,179,805
Chailease Holding Co. Ltd.	699,261	5,380,510
E Ink Holdings, Inc.	887,000	6,169,079
Pegavision Corp.	377,000	5,689,752
Sinbon Electronics Co. Ltd.	605,000	5,381,442
Wiwynn Corp.	144,000	4,536,620
		36,428,450
United Kingdom — 6.7%
Auction Technology Group PLC(1)	192,159	2,469,904
Britvic PLC	340,245	3,530,603
Computacenter PLC	132,665	4,243,080
8

	Shares	Value
Diploma PLC	88,924	$2,912,932
Endava PLC, ADR(1)	35,951	3,627,096
Greggs PLC	48,900	1,392,578
JET2 PLC(1)	104,399	1,536,894
RS GROUP PLC	407,983	4,978,797
Tritax Big Box REIT PLC	2,945,552	7,556,294
Watches of Switzerland Group PLC(1)	357,582	4,240,058
		36,488,236
TOTAL COMMON STOCKS (Cost $537,767,497)		536,916,966
EXCHANGE-TRADED FUNDS — 0.1%
Schwab International Small-Cap Equity ETF(2) (Cost $311,853)	8,079	286,239
SHORT-TERM INVESTMENTS — 4.7%
Money Market Funds — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,186,849	1,186,849
State Street Navigator Securities Lending Government Money Market Portfolio(3)	18,483,095	18,483,095
		19,669,944
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $578,450), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $567,272)		567,260
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $5,797,769), at 0.75%, dated 5/31/22, due 6/1/22 (Delivery value $5,684,118)		5,684,000
		6,251,260
TOTAL SHORT-TERM INVESTMENTS (Cost $25,921,204)		25,921,204
TOTAL INVESTMENT SECURITIES — 103.4% (Cost $564,000,554)		563,124,409
OTHER ASSETS AND LIABILITIES — (3.4)%		(18,733,356)
TOTAL NET ASSETS — 100.0%		$544,391,053

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.6%
Information Technology	15.6%
Materials	11.6%
Consumer Discretionary	9.2%
Consumer Staples	8.1%
Real Estate	7.6%
Health Care	6.8%
Financials	6.0%
Energy	5.0%
Utilities	4.8%
Communication Services	1.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.4)%

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,116,268. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $31,039,296, which includes securities collateral of $12,556,201.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $545,517,459) — including $29,116,268 of securities on loan	$544,641,314
Investment made with cash collateral received for securities on loan, at value (cost of $18,483,095)	18,483,095
Total investment securities, at value (cost of $564,000,554)	563,124,409
Foreign currency holdings, at value (cost of $291)	294
Receivable for investments sold	1,417,777
Receivable for capital shares sold	83,627
Dividends and interest receivable	1,487,400
Securities lending receivable	166,515
Other assets	124,866
566,404,888

Liabilities
Payable for collateral received for securities on loan	18,483,095
Payable for investments purchased	2,390,577
Payable for capital shares redeemed	341,425
Accrued management fees	622,135
Distribution and service fees payable	2,170
Accrued foreign withholding tax reclaim expenses	174,433
22,013,835

Net Assets	$544,391,053

Net Assets Consist of:
Capital (par value and paid-in surplus)	$579,921,204
Distributable earnings	(35,530,151)
$544,391,053

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$426,846,843	46,278,806	$9.22
I Class, $0.01 Par Value	$109,822,756	11,721,880	$9.37
A Class, $0.01 Par Value	$5,647,750	620,381	$9.10*
C Class, $0.01 Par Value	$302,232	35,599	$8.49
R Class, $0.01 Par Value	$1,771,472	197,826	$8.95
*Maximum offering price $9.66 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $467,439)	$3,878,532
Foreign withholding tax recoveries	1,186,570
Interest	259,481
Securities lending, net	218,781
5,543,364

Expenses:
Management fees	4,196,976
Distribution and service fees:
A Class	8,649
C Class	2,495
R Class	4,714
Directors' fees and expenses	6,891
Foreign withholding tax reclaim expenses	319,564
Other expenses	10,032
4,549,321

Net investment income (loss)	994,043

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(22,331,379)
Foreign currency translation transactions	(539,714)
(22,871,093)

Change in net unrealized appreciation (depreciation) on:
Investments	(123,710,511)
Translation of assets and liabilities in foreign currencies	(34,805)
(123,745,316)

Net realized and unrealized gain (loss)	(146,616,409)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(145,622,366)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$994,043	$(2,034,683)
Net realized gain (loss)	(22,871,093)	120,074,126
Change in net unrealized appreciation (depreciation)	(123,745,316)	(51,958,001)
Net increase (decrease) in net assets resulting from operations	(145,622,366)	66,081,442

Distributions to Shareholders
From earnings:
Investor Class	(88,794,481)	(18,706,813)
I Class	(21,915,086)	(3,151,509)
A Class	(1,277,370)	(240,368)
C Class	(107,888)	(34,163)
R Class	(310,275)	(47,944)
Decrease in net assets from distributions	(112,405,100)	(22,180,797)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	73,693,578	15,262,600

Net increase (decrease) in net assets	(184,333,888)	59,163,245

Net Assets
Beginning of period	728,724,941	669,561,696
End of period	$544,391,053	$728,724,941

See Notes to Financial Statements.
13

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services. Foreign withholding tax recoveries represent the receipt of certain European Union (EU) withholding taxes previously withheld. The fund will record any EU reclaims only when certainty exists as to the likelihood of receipt.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$18,405,548	—	—	—	$18,405,548
Exchange-Traded Funds	77,547	—	—	—	77,547
Total Borrowings	$18,483,095	—	—	—	$18,483,095
Gross amount of recognized liabilities for securities lending transactions					$18,483,095
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

16

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.200% to 1.550%	1.39%
I Class	1.000% to 1.350%	1.19%
A Class	1.200% to 1.550%	1.39%
C Class	1.200% to 1.550%	1.39%
R Class	1.200% to 1.550%	1.39%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.10% for the period ended May 31, 2022.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $4,035 and there were no interfund sales.

17

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $372,019,725 and $415,111,658, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	670,000,000		670,000,000
Sold	767,137	$8,166,995	2,437,144	$34,367,124
Issued in reinvestment of distributions	7,261,013	83,356,434	1,354,945	17,560,086
Redeemed	(3,553,596)	(37,629,627)	(5,628,705)	(78,750,887)
	4,474,554	53,893,802	(1,836,616)	(26,823,677)
I Class/Shares Authorized	95,000,000		95,000,000
Sold	1,937,202	20,668,308	4,218,085	60,805,209
Issued in reinvestment of distributions	1,879,082	21,891,303	239,554	3,142,942
Redeemed	(2,217,842)	(23,538,010)	(1,569,667)	(22,513,217)
	1,598,442	19,021,601	2,887,972	41,434,934
A Class/Shares Authorized	35,000,000		40,000,000
Sold	37,002	390,258	92,719	1,297,041
Issued in reinvestment of distributions	108,812	1,233,933	18,060	231,711
Redeemed	(129,149)	(1,284,880)	(69,487)	(962,100)
	16,665	339,311	41,292	566,652
C Class/Shares Authorized	25,000,000		30,000,000
Sold	205	2,140	2,433	32,156
Issued in reinvestment of distributions	10,159	107,888	2,798	34,163
Redeemed	(26,552)	(244,828)	(33,621)	(447,317)
	(16,188)	(134,800)	(28,390)	(380,998)
R Class/Shares Authorized	25,000,000		30,000,000
Sold	38,777	408,458	77,494	1,049,015
Issued in reinvestment of distributions	27,778	310,275	3,781	47,944
Redeemed	(14,195)	(145,069)	(46,026)	(631,270)
	52,360	573,664	35,249	465,689
Net increase (decrease)	6,125,833	$73,693,578	1,099,507	$15,262,600

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

18

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,593,319	$34,967,788	—
Canada	15,780,516	59,889,840	—
India	9,056,663	18,478,513	—
Israel	6,021,931	—	—
Mexico	4,201,225	6,577,213	—
United Kingdom	3,627,096	32,861,140	—
Other Countries	—	342,861,722	—
Exchange-Traded Funds	286,239	—	—
Short-Term Investments	19,669,944	6,251,260	—
	$61,236,933	$501,887,476	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$568,212,035
Gross tax appreciation of investments	$45,941,567
Gross tax depreciation of investments	(51,029,193)
Net tax appreciation (depreciation) of investments	$(5,087,626)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$13.79	0.01	(2.44)	(2.43)	(0.05)	(2.09)	(2.14)	$9.22	(20.71)%	1.50%(4)	1.50%(4)	0.28%(4)	0.28%(4)	59%	$426,847
2021	$12.95	(0.04)	1.31	1.27	—	(0.43)	(0.43)	$13.79	10.01%	1.37%	1.37%	(0.30)%	(0.30)%	127%	$576,312
2020	$10.17	(0.01)	2.89	2.88	(0.10)	—	(0.10)	$12.95	28.52%	1.40%	1.40%	(0.12)%	(0.12)%	131%	$565,150
2019	$9.33	0.01	1.13	1.14	(0.05)	(0.25)	(0.30)	$10.17	12.88%	1.46%	1.46%	0.23%	0.23%	124%	$499,296
2018	$11.94	0.01	(1.51)	(1.50)	(0.06)	(1.05)	(1.11)	$9.33	(13.98)%	1.48%	1.62%	0.07%	(0.07)%	140%	$131,043
2017	$8.49	(0.01)	3.46	3.45	—(5)	—	—(5)	$11.94	40.69%	1.53%	1.73%	(0.11)%	(0.31)%	124%	$163,540
I Class
2022(3)	$13.98	0.03	(2.48)	(2.45)	(0.07)	(2.09)	(2.16)	$9.37	(20.54)%	1.30%(4)	1.30%(4)	0.48%(4)	0.48%(4)	59%	$109,823
2021	$13.10	(0.01)	1.32	1.31	—	(0.43)	(0.43)	$13.98	10.12%	1.17%	1.17%	(0.10)%	(0.10)%	127%	$141,573
2020	$10.29	0.01	2.92	2.93	(0.12)	—	(0.12)	$13.10	28.84%	1.20%	1.20%	0.08%	0.08%	131%	$94,818
2019	$9.44	0.03	1.14	1.17	(0.07)	(0.25)	(0.32)	$10.29	13.06%	1.26%	1.26%	0.43%	0.43%	124%	$78,575
2018	$12.07	0.04	(1.54)	(1.50)	(0.08)	(1.05)	(1.13)	$9.44	(13.81)%	1.28%	1.42%	0.27%	0.13%	140%	$53,224
2017	$8.58	0.02	3.49	3.51	(0.02)	—	(0.02)	$12.07	41.01%	1.33%	1.53%	0.09%	(0.11)%	124%	$10,529

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$13.62	—(5)	(2.42)	(2.42)	(0.01)	(2.09)	(2.10)	$9.10	(20.81)%	1.75%(4)	1.75%(4)	0.03%(4)	0.03%(4)	59%	$5,648
2021	$12.83	(0.08)	1.30	1.22	—	(0.43)	(0.43)	$13.62	9.70%	1.62%	1.62%	(0.55)%	(0.55)%	127%	$8,220
2020	$10.07	(0.04)	2.87	2.83	(0.07)	—	(0.07)	$12.83	28.28%	1.65%	1.65%	(0.37)%	(0.37)%	131%	$7,214
2019	$9.24	(0.02)	1.13	1.11	(0.03)	(0.25)	(0.28)	$10.07	12.60%	1.71%	1.71%	(0.02)%	(0.02)%	124%	$6,067
2018	$11.84	(0.02)	(1.50)	(1.52)	(0.03)	(1.05)	(1.08)	$9.24	(14.25)%	1.73%	1.87%	(0.18)%	(0.32)%	140%	$8,131
2017	$8.43	(0.03)	3.44	3.41	—	—	—	$11.84	40.45%	1.78%	1.98%	(0.36)%	(0.56)%	124%	$12,855
C Class
2022(3)	$12.87	(0.04)	(2.25)	(2.29)	—	(2.09)	(2.09)	$8.49	(21.06)%	2.50%(4)	2.50%(4)	(0.72)%(4)	(0.72)%(4)	59%	$302
2021	$12.23	(0.17)	1.24	1.07	—	(0.43)	(0.43)	$12.87	8.93%	2.37%	2.37%	(1.30)%	(1.30)%	127%	$667
2020	$9.61	(0.11)	2.73	2.62	—	—	—	$12.23	27.26%	2.40%	2.40%	(1.12)%	(1.12)%	131%	$981
2019	$8.86	(0.07)	1.07	1.00	—	(0.25)	(0.25)	$9.61	11.77%	2.46%	2.46%	(0.77)%	(0.77)%	124%	$1,044
2018	$11.44	(0.10)	(1.43)	(1.53)	—	(1.05)	(1.05)	$8.86	(14.93)%	2.48%	2.62%	(0.93)%	(1.07)%	140%	$1,411
2017	$8.21	(0.11)	3.34	3.23	—	—	—	$11.44	39.46%	2.53%	2.73%	(1.11)%	(1.31)%	124%	$2,453

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$13.43	(0.01)	(2.38)	(2.39)	—	(2.09)	(2.09)	$8.95	(20.90)%	2.00%(4)	2.00%(4)	(0.22)%(4)	(0.22)%(4)	59%	$1,771
2021	$12.69	(0.11)	1.28	1.17	—	(0.43)	(0.43)	$13.43	9.41%	1.87%	1.87%	(0.80)%	(0.80)%	127%	$1,954
2020	$9.96	(0.07)	2.84	2.77	(0.04)	—	(0.04)	$12.69	27.96%	1.90%	1.90%	(0.62)%	(0.62)%	131%	$1,398
2019	$9.14	(0.04)	1.12	1.08	(0.01)	(0.25)	(0.26)	$9.96	12.33%	1.96%	1.96%	(0.27)%	(0.27)%	124%	$1,962
2018	$11.72	(0.05)	(1.48)	(1.53)	—(5)	(1.05)	(1.05)	$9.14	(14.46)%	1.98%	2.12%	(0.43)%	(0.57)%	140%	$1,300
2017	$8.37	(0.06)	3.41	3.35	—	—	—	$11.72	40.02%	2.03%	2.23%	(0.61)%	(0.81)%	124%	$939

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 2207

Semiannual Report

May 31, 2022

International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Exchange-Traded Funds	0.1%
Short-Term Investments	3.0%
Other Assets and Liabilities	(1.9)%

Top Five Countries*	% of net assets
Japan	24.9%
Canada	10.5%
Australia	10.3%
Sweden	6.6%
Italy	5.9%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$791.30	$6.39	1.43%
G Class	$1,000	$796.50	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,017.80	$7.19	1.43%
G Class	$1,000	$1,024.93	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
4

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Australia — 10.3%
ALS Ltd.	593,984	$5,433,932
carsales.com Ltd.	93,216	1,362,510
Cleanaway Waste Management Ltd.	2,098,470	4,497,240
Corporate Travel Management Ltd.(1)	324,518	5,154,855
Domain Holdings Australia Ltd.	505,774	1,152,443
IDP Education Ltd.	202,383	3,446,009
IGO Ltd.	567,240	5,086,279
Lynas Rare Earths Ltd.(1)	825,581	5,786,328
Metcash Ltd.	829,867	2,559,740
NEXTDC Ltd.(1)	524,649	4,129,782
OZ Minerals Ltd.	374,974	6,439,078
Shopping Centres Australasia Property Group	1,066,784	2,270,279
		47,318,475
Belgium — 2.4%
D'ieteren Group	48,491	7,576,345
Euronav NV	284,599	3,641,239
		11,217,584
Canada — 10.5%
Brookfield Infrastructure Corp., Class A	78,847	5,562,656
CAE, Inc.(1)	179,746	4,489,209
Canadian Western Bank(2)	163,278	3,911,391
Colliers International Group, Inc. (Toronto)	19,868	2,417,900
Descartes Systems Group, Inc.(1)	36,638	2,173,919
Finning International, Inc.	122,061	3,244,409
Kinaxis, Inc.(1)	29,599	3,287,166
Nuvei Corp.(1)	71,538	3,679,915
SSR Mining, Inc.	264,499	5,139,216
Tricon Residential, Inc. (Toronto)	475,010	5,888,569
Whitecap Resources, Inc.(2)	994,563	8,845,977
		48,640,327
Denmark — 3.2%
ALK-Abello A/S(1)	186,700	3,724,069
Jyske Bank A/S(1)	107,259	6,324,747
Royal Unibrew A/S	55,961	4,910,334
		14,959,150
Finland — 1.8%
Huhtamaki Oyj	143,759	5,540,223
Metso Outotec Oyj	309,580	2,888,600
		8,428,823
France — 3.7%
Alten SA	17,622	2,352,391
Elis SA	341,387	5,424,784
Nexans SA	53,072	5,333,524
SPIE SA	166,867	4,063,490
		17,174,189
Germany — 2.7%
CTS Eventim AG & Co. KGaA(1)	68,825	4,430,814
5

	Shares	Value
Hensoldt AG	182,079	$4,439,945
K+S AG	130,723	3,676,880
		12,547,639
Ireland — 1.3%
AIB Group PLC	2,143,757	5,740,036
Israel — 1.1%
Nova Ltd.(1)	48,749	5,178,119
Italy — 5.9%
Autogrill SpA(1)	828,839	6,236,435
Italgas SpA	534,008	3,448,415
Leonardo SpA(1)	546,038	5,879,365
MARR SpA	154,531	2,302,081
Sesa SpA	34,624	4,772,861
Unipol Gruppo SpA	828,715	4,434,772
		27,073,929
Japan — 24.9%
Amvis Holdings, Inc.	126,500	4,140,124
Asics Corp.	147,000	2,524,138
BayCurrent Consulting, Inc.	12,400	3,895,861
Fukuoka Financial Group, Inc.	395,300	6,808,557
IHI Corp.	224,200	6,291,111
Invincible Investment Corp.	12,010	3,989,877
Japan Airport Terminal Co. Ltd.(1)	86,400	3,535,113
Japan Elevator Service Holdings Co. Ltd.	182,300	2,150,637
Japan Hotel REIT Investment Corp.	12,796	6,621,613
Jeol Ltd.	91,800	4,434,855
m-up Holdings, Inc.	289,800	2,680,020
MatsukiyoCocokara & Co.	119,500	4,594,468
Menicon Co. Ltd.	147,900	3,074,081
Nagoya Railroad Co. Ltd.	332,700	5,473,723
Nextage Co. Ltd.	268,800	4,247,008
Nippon Gas Co. Ltd.	417,300	6,199,395
Open House Group Co. Ltd.	65,100	2,709,907
Rohto Pharmaceutical Co. Ltd.	215,800	5,525,052
Sanwa Holdings Corp.	429,400	4,113,918
SHO-BOND Holdings Co. Ltd.	103,900	4,649,124
Tokyo Ohka Kogyo Co. Ltd.	77,000	4,378,753
Toyo Suisan Kaisha Ltd.	125,900	4,710,678
Ushio, Inc.	336,300	4,631,189
Visional, Inc.(1)	87,300	4,063,328
West Holdings Corp.	129,400	4,642,547
Zenkoku Hosho Co. Ltd.	146,000	4,845,777
		114,930,854
Netherlands — 5.3%
AMG Advanced Metallurgical Group NV	103,663	3,805,070
Arcadis NV	59,305	2,349,253
ASR Nederland NV	200,652	9,136,201
Basic-Fit NV(1)	116,651	4,890,458
BE Semiconductor Industries NV	32,304	1,975,291
OCI NV(1)	66,741	2,343,507
		24,499,780
6

	Shares	Value
New Zealand — 0.5%
Contact Energy Ltd.	463,425	$2,246,190
Norway — 3.6%
Aker Solutions ASA	1,484,161	5,826,544
Bakkafrost P/F	44,438	2,958,939
Storebrand ASA	842,341	7,565,715
		16,351,198
Singapore — 2.0%
SATS Ltd.(1)	1,517,700	4,829,008
Suntec Real Estate Investment Trust	1,766,200	2,161,353
TDCX, Inc., ADR(1)	212,662	2,167,025
		9,157,386
Spain — 3.6%
Acciona SA	33,834	6,524,516
Banco de Sabadell SA	6,370,214	5,713,701
CIE Automotive SA	68,364	1,745,927
Laboratorios Farmaceuticos Rovi SA	39,026	2,618,618
		16,602,762
Sweden — 6.6%
AddTech AB, B Shares	253,198	4,281,549
Axfood AB(2)	117,972	3,463,458
Axfood AB BTA(2)	3,299	96,613
Fastighets AB Balder, B Shares(1)	487,248	3,525,666
Hexatronic Group AB	97,484	4,434,763
Holmen AB, B Shares	79,167	4,072,487
Lifco AB, B Shares	95,812	1,974,881
Scandic Hotels Group AB(1)(2)	1,017,853	4,185,078
Trelleborg AB, B Shares	151,352	3,534,334
Vitrolife AB	25,551	757,315
		30,326,144
Switzerland — 3.6%
DKSH Holding AG	86,031	7,190,835
PSP Swiss Property AG	43,087	5,134,691
SIG Group AG(1)	201,052	4,394,007
		16,719,533
United Kingdom — 5.8%
Diploma PLC	109,856	3,598,613
Endava PLC, ADR(1)	30,741	3,101,460
Greggs PLC	39,879	1,135,677
JET2 PLC(1)	84,524	1,244,307
Pets at Home Group PLC	269,940	1,179,160
RS GROUP PLC	345,053	4,210,835
Tritax Big Box REIT PLC	2,986,925	7,662,429
Watches of Switzerland Group PLC(1)	397,981	4,719,092
		26,851,573
TOTAL COMMON STOCKS (Cost $445,947,714)		455,963,691
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Small-Cap ETF(2) (Cost $468,807)	7,665	475,153
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	960,053	960,053
7

	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,926,767	$7,926,767
		8,886,820
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $467,914), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $458,871)		458,862
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $4,692,005), at 0.75%, dated 5/31/22, due 6/1/22 (Delivery value $4,600,096)		4,600,000
		5,058,862
TOTAL SHORT-TERM INVESTMENTS (Cost $13,945,682)		13,945,682
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $460,362,203)		470,384,526
OTHER ASSETS AND LIABILITIES — (1.9)%		(8,839,666)
TOTAL NET ASSETS — 100.0%		$461,544,860

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.8%
Financials	11.8%
Materials	10.9%
Consumer Discretionary	10.0%
Real Estate	9.3%
Information Technology	8.6%
Consumer Staples	6.7%
Utilities	6.1%
Health Care	4.2%
Energy	4.0%
Communication Services	1.4%
Exchange-Traded Funds	0.1%
Short-Term Investments	3.0%
Other Assets and Liabilities	(1.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,861,400. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $12,589,992, which includes securities collateral of $4,663,225.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $452,435,436) — including $11,861,400 of securities on loan	$462,457,759
Investment made with cash collateral received for securities on loan, at value (cost of $7,926,767)	7,926,767
Total investment securities, at value (cost of $460,362,203)	470,384,526
Foreign currency holdings, at value (cost of $433)	436
Receivable for investments sold	3,778,477
Receivable for capital shares sold	55,218
Dividends and interest receivable	1,719,160
Securities lending receivable	82,167
476,019,984

Liabilities
Payable for collateral received for securities on loan	7,926,767
Payable for investments purchased	6,449,684
Payable for capital shares redeemed	195
Accrued management fees	98,478
14,475,124

Net Assets	$461,544,860

Net Assets Consist of:
Capital (par value and paid-in surplus)	$485,022,984
Distributable earnings	(23,478,124)
$461,544,860

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$82,987,691	8,550,402	$9.71
G Class, $0.01 Par Value	$378,557,169	38,348,041	$9.87

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $616,090)	$4,541,111
Securities lending, net	140,843
Interest	5,463
4,687,417

Expenses:
Management fees	2,980,270
Directors' fees and expenses	5,486
Other expenses	6,194
2,991,950
Fees waived(1)	(2,313,942)
678,008

Net investment income (loss)	4,009,409

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(29,192,502)
Foreign currency translation transactions	(71,317)
(29,263,819)

Change in net unrealized appreciation (depreciation) on:
Investments	(89,911,115)
Translation of assets and liabilities in foreign currencies	(53,148)
(89,964,263)

Net realized and unrealized gain (loss)	(119,228,082)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(115,218,673)
(1)Amount consists of $18,639 and $2,295,303 for Investor Class and G Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$4,009,409	$4,186,134
Net realized gain (loss)	(29,263,819)	108,682,878
Change in net unrealized appreciation (depreciation)	(89,964,263)	(19,599,855)
Net increase (decrease) in net assets resulting from operations	(115,218,673)	93,269,157

Distributions to Shareholders
From earnings:
Investor Class	(18,910,988)	(3,058,614)
G Class	(85,753,857)	(15,557,885)
Decrease in net assets from distributions	(104,664,845)	(18,616,499)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	144,712,314	(32,903,513)

Net increase (decrease) in net assets	(75,171,204)	41,749,145

Net Assets
Beginning of period	536,716,064	494,966,919
End of period	$461,544,860	$536,716,064

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Small-Mid Cap Fund (formerly NT International Small-Mid Cap Fund) (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,913,700	—	—	—	$7,913,700
Exchange-Traded Funds	13,067	—	—	—	13,067
Total Borrowings	$7,926,767	—	—	—	$7,926,767
Gross amount of recognized liabilities for securities lending transactions					$7,926,767
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 58% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended May 31, 2022, the investment advisor agreed to waive 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

14

The annual management fee and the effective annual management fee after waiver for each class for the period ended May 31, 2022 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.47%	1.43%
G Class	1.12%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $86,443 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $346,524,441 and $297,991,858, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	48,639	$724,732	5,229	$74,661
Issued in reinvestment of distributions	1,560,313	18,910,988	232,594	3,058,614
Redeemed	(118,129)	(1,760,125)	(615,068)	(8,513,390)
	1,490,823	17,875,595	(377,245)	(5,380,115)
G Class/Shares Authorized	300,000,000		300,000,000
Sold	3,409,308	42,870,879	1,792,308	26,639,764
Issued in reinvestment of distributions	7,000,315	85,753,857	1,173,295	15,557,885
Redeemed	(150,838)	(1,788,017)	(4,597,000)	(69,721,047)
	10,258,785	126,836,719	(1,631,397)	(27,523,398)
Net increase (decrease)	11,749,608	$144,712,314	(2,008,642)	$(32,903,513)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$14,381,787	$34,258,540	—
Israel	5,178,119	—	—
Singapore	2,167,025	6,990,361	—
United Kingdom	3,101,460	23,750,113	—
Other Countries	—	366,136,286	—
Exchange-Traded Funds	475,153	—	—
Short-Term Investments	8,886,820	5,058,862	—
	$34,190,364	$436,194,162	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$468,694,249
Gross tax appreciation of investments	$35,987,808
Gross tax depreciation of investments	(34,297,531)
Net tax appreciation (depreciation) of investments	$1,690,277

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$15.01	0.02	(2.62)	(2.60)	(0.10)	(2.60)	(2.70)	$9.71	(20.87)%	1.43%(4)	1.47%(4)	0.43%(4)	0.39%(4)	60%	$82,988
2021	$13.16	(0.06)	2.34	2.28	—	(0.43)	(0.43)	$15.01	17.70%	1.44%	1.48%	(0.39)%	(0.43)%	113%	$105,938
2020	$10.61	(0.03)	2.76	2.73	(0.18)	—	(0.18)	$13.16	26.24%	1.47%	1.48%	(0.25)%	(0.26)%	131%	$97,901
2019	$10.56	0.01	1.14	1.15	(0.04)	(1.06)	(1.10)	$10.61	13.13%	1.48%	1.48%	0.14%	0.14%	133%	$93,941
2018	$13.16	0.01	(1.73)	(1.72)	(0.11)	(0.77)	(0.88)	$10.56	(14.20)%	1.47%	1.47%	0.09%	0.09%	140%	$66,042
2017	$9.88	(0.01)	3.29	3.28	—	—	—	$13.16	33.20%	1.48%	1.48%	(0.10)%	(0.10)%	122%	$76,484
G Class
2022(3)	$15.34	0.11	(2.67)	(2.56)	(0.31)	(2.60)	(2.91)	$9.87	(20.35)%	0.00%(4)(5)	1.12%(4)	1.86%(4)	0.74%(4)	60%	$378,557
2021	$13.36	0.16	2.35	2.51	(0.10)	(0.43)	(0.53)	$15.34	19.45%	0.01%	1.13%	1.04%	(0.08)%	113%	$430,778
2020	$10.77	0.13	2.80	2.93	(0.34)	—	(0.34)	$13.36	28.03%	0.01%	1.13%	1.21%	0.09%	131%	$397,066
2019	$10.72	0.16	1.13	1.29	(0.18)	(1.06)	(1.24)	$10.77	14.77%	0.01%	1.13%	1.61%	0.49%	133%	$239,174
2018	$13.25	0.20	(1.76)	(1.56)	(0.20)	(0.77)	(0.97)	$10.72	(12.95)%	0.00%(5)	1.12%	1.56%	0.44%	140%	$140,057
2017	$9.89	0.06	3.32	3.38	(0.02)	—	(0.02)	$13.25	34.20%	0.80%	1.22%	0.58%	0.16%	122%	$172,954

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 2207

Semiannual Report

May 31, 2022

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)
G Class (ACAFX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	96.8%
Short-Term Investments	5.7%
Other Assets and Liabilities	(2.5)%

Top Five Countries	% of net assets
Japan	21.0%
France	16.5%
United Kingdom	15.4%
Germany	7.7%
Australia	6.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$980.20	$6.02	1.22%
I Class	$1,000	$981.00	$5.04	1.02%
A Class	$1,000	$978.90	$7.25	1.47%
C Class	$1,000	$975.70	$10.94	2.22%
R Class	$1,000	$977.30	$8.48	1.72%
R6 Class	$1,000	$981.40	$4.30	0.87%
G Class	$1,000	$969.20	$0.08(2)	0.05%
Hypothetical
Investor Class	$1,000	$1,018.85	$6.14	1.22%
I Class	$1,000	$1,019.85	$5.14	1.02%
A Class	$1,000	$1,017.60	$7.39	1.47%
C Class	$1,000	$1,013.86	$11.15	2.22%
R Class	$1,000	$1,016.36	$8.65	1.72%
R6 Class	$1,000	$1,020.59	$4.38	0.87%
G Class	$1,000	$1,024.68	$0.25	0.05%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from April 1, 2022 (commencement of sale) through May 31, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
5

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.8%
Australia — 6.4%
Aurizon Holdings Ltd.	2,467,334	$7,107,699
Australia & New Zealand Banking Group Ltd.(1)	789,063	14,144,857
BHP Group Ltd.	858,665	26,958,625
Fortescue Metals Group Ltd.	957,169	13,818,695
IGO Ltd.	399,669	3,583,718
Origin Energy Ltd.	1,056,210	5,174,716
Sonic Healthcare Ltd.	507,429	13,318,521
Woodside Energy Group Ltd.	155,161	3,273,329
		87,380,160
Canada — 2.0%
Boralex, Inc., A Shares	180,442	5,508,057
Cenovus Energy, Inc.	246,470	5,713,326
Manulife Financial Corp.(1)	612,761	11,350,745
TFI International, Inc.	57,497	4,721,677
		27,293,805
Denmark — 1.1%
AP Moller - Maersk A/S, B Shares	5,124	15,015,277
Finland — 0.5%
Nokia Oyj	1,297,915	6,523,217
France — 16.5%
AXA SA	264,534	6,693,200
BNP Paribas SA(1)	396,472	22,692,305
Cie de Saint-Gobain	257,896	15,286,478
Credit Agricole SA(1)	1,366,373	15,170,702
Danone SA(1)	266,317	15,669,419
Engie SA	642,157	8,631,929
Euroapi SA(1)(2)	1,165	16,934
L'Oreal SA	13,142	4,641,905
LVMH Moet Hennessy Louis Vuitton SE	10,127	6,538,255
Orange SA(1)	1,458,155	18,253,880
Pernod Ricard SA	64,820	12,729,832
Publicis Groupe SA	217,584	11,918,485
Sanofi(1)	26,818	2,869,737
Societe Generale SA	579,040	15,603,692
Sodexo SA	120,481	9,001,483
Thales SA	101,620	12,409,268
TotalEnergies SE	560,729	33,185,664
Vinci SA	119,249	11,507,540
		222,820,708
Germany — 7.7%
Allianz SE	115,686	24,284,078
Covestro AG	179,526	8,229,135
Deutsche Post AG	264,061	10,927,802
HeidelbergCement AG	63,322	3,698,207
Henkel AG & Co. KGaA, Preference Shares	113,233	7,752,003
Hensoldt AG	120,765	2,944,820
6

	Shares	Value
Mercedes-Benz Group AG	84,769	$6,040,588
SAP SE	54,898	5,503,358
Siemens AG	87,804	11,590,385
Telefonica Deutschland Holding AG	1,135,938	3,615,316
Volkswagen AG, Preference Shares	118,243	19,734,436
		104,320,128
Hong Kong — 4.1%
CK Asset Holdings Ltd.	2,048,000	13,353,388
CK Hutchison Holdings Ltd.	1,692,500	11,989,029
Henderson Land Development Co. Ltd.	1,017,000	4,309,370
Hongkong Land Holdings Ltd.	887,100	4,103,968
Power Assets Holdings Ltd.	1,740,000	11,360,801
Sun Hung Kai Properties Ltd.	836,500	10,227,103
		55,343,659
Ireland — 0.2%
CRH PLC	62,590	2,583,270
Israel — 0.6%
Bank Leumi Le-Israel BM	876,660	8,728,561
Italy — 3.0%
Assicurazioni Generali SpA(1)	626,258	11,398,706
Enel SpA	1,868,454	12,139,582
Intesa Sanpaolo SpA	7,797,271	17,029,901
		40,568,189
Japan — 21.0%
Aisin Corp.	322,600	10,561,797
Asahi Group Holdings Ltd.	189,000	6,332,769
Astellas Pharma, Inc.	470,100	7,507,926
Brother Industries Ltd.	451,400	8,307,925
Canon, Inc.	609,300	15,473,669
Chubu Electric Power Co., Inc.	398,500	4,009,538
Daiwa House Industry Co. Ltd.	225,600	5,433,384
Hitachi Ltd.	142,200	7,378,258
INPEX Corp.(1)	403,800	5,181,167
Japan Post Bank Co. Ltd.	705,300	5,433,714
Japan Post Insurance Co. Ltd.	191,700	3,191,789
KDDI Corp.	82,600	2,881,591
Kirin Holdings Co. Ltd.	293,700	4,543,092
Marubeni Corp.	1,165,800	12,221,447
Mitsubishi Electric Corp.	396,800	4,347,774
Mitsubishi UFJ Financial Group, Inc.	4,761,800	27,089,888
Mizuho Financial Group, Inc.	572,500	6,808,838
MS&AD Insurance Group Holdings, Inc.	294,200	9,360,369
NEC Corp.	194,100	7,796,588
Nintendo Co. Ltd.	25,500	11,385,454
Nippon Telegraph & Telephone Corp.	191,700	5,856,896
Nippon Yusen KK	173,100	14,309,439
Otsuka Holdings Co. Ltd.	142,200	4,737,758
Sompo Holdings, Inc.	378,100	17,227,688
Sumitomo Chemical Co. Ltd.	826,800	3,417,630
Sumitomo Corp.	868,000	12,419,426
Takeda Pharmaceutical Co. Ltd.	597,100	17,158,117
7

	Shares	Value
Toyota Motor Corp.	2,609,100	$43,406,729
		283,780,660
Netherlands — 4.2%
Coca-Cola Europacific Partners PLC	206,318	10,961,675
ING Groep NV	1,172,117	13,253,893
Koninklijke Ahold Delhaize NV	634,023	17,483,386
NN Group NV	197,332	9,780,086
Randstad NV	85,887	4,832,348
		56,311,388
Norway — 0.9%
Aker BP ASA(1)	76,054	3,276,589
Yara International ASA	161,654	8,381,627
		11,658,216
Singapore — 0.7%
Singapore Telecommunications Ltd.	5,401,100	10,179,630
Spain — 2.3%
Banco Santander SA	2,499,284	8,107,215
CaixaBank SA	636,394	2,303,535
Repsol SA	443,505	7,116,638
Telefonica SA	2,539,261	13,806,519
		31,333,907
Sweden — 2.5%
H & M Hennes & Mauritz AB, B Shares(1)	456,235	6,297,376
Investor AB, B Shares	430,781	8,080,169
Nordea Bank Abp	1,245,486	12,677,665
Skandinaviska Enskilda Banken AB, A Shares	645,098	7,134,790
		34,190,000
Switzerland — 4.0%
Holcim AG(2)	151,362	7,504,786
Novartis AG	403,265	36,632,506
Roche Holding AG	29,377	10,011,415
		54,148,707
United Kingdom — 15.4%
3i Group PLC	514,536	8,228,454
Aviva PLC(2)	2,386,980	12,935,308
Barclays PLC	3,298,589	7,031,251
BP PLC	5,835,143	31,711,496
Glencore PLC(2)	2,097,726	13,835,717
GSK PLC	905,134	19,732,257
HSBC Holdings PLC	2,128,492	14,252,897
Kingfisher PLC	2,130,022	7,073,825
Melrose Industries PLC	2,322,839	3,963,831
Natwest Group PLC	2,065,548	5,948,288
Rio Tinto PLC	339,135	24,607,094
Shell PLC	725,999	21,472,113
Standard Chartered PLC	761,716	6,054,823
Unilever PLC	246,133	11,891,043
Vodafone Group PLC	12,273,466	20,207,324
		208,945,721
United States — 3.7%
Abbott Laboratories	76,201	8,950,569
AbbVie, Inc.	38,242	5,635,724
8

	Shares	Value
Devon Energy Corp.	113,910	$8,531,859
General Mills, Inc.	138,764	9,692,665
Johnson & Johnson	51,875	9,313,119
Pioneer Natural Resources Co.	26,594	7,391,537
		49,515,473
TOTAL COMMON STOCKS (Cost $1,285,288,678)		1,310,640,676
SHORT-TERM INVESTMENTS — 5.7%
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,408,458	4,408,457
State Street Navigator Securities Lending Government Money Market Portfolio(3)	49,690,787	49,690,787
		54,099,244
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $2,148,608), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $2,107,087)		2,107,044
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $21,543,456), at 0.75%, dated 5/31/22, due 6/1/22 (Delivery value $21,121,440)		21,121,000
		23,228,044
TOTAL SHORT-TERM INVESTMENTS (Cost $77,327,288)		77,327,288
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $1,362,615,966)		1,387,967,964
OTHER ASSETS AND LIABILITIES — (2.5)%		(33,952,655)
TOTAL NET ASSETS — 100.0%		$1,354,015,309

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.4%
Industrials	12.0%
Health Care	10.2%
Energy	9.4%
Materials	8.7%
Consumer Discretionary	8.1%
Consumer Staples	7.5%
Communication Services	7.1%
Utilities	3.4%
Information Technology	3.2%
Real Estate	2.8%
Short-Term Investments	5.7%
Other Assets and Liabilities	(2.5)%

9

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $63,132,406. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $66,275,392, which includes securities collateral of $16,584,605.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,312,925,179) — including $63,132,406 of securities on loan	$1,338,277,177
Investment made with cash collateral received for securities on loan, at value (cost of $49,690,787)	49,690,787
Total investment securities, at value (cost of $1,362,615,966)	1,387,967,964
Cash	267,396
Receivable for investments sold	13,357,683
Receivable for capital shares sold	96,671
Dividends and interest receivable	16,669,785
Securities lending receivable	233,258
1,418,592,757

Liabilities
Foreign currency overdraft payable, at value (cost of $13,505)	13,533
Payable for collateral received for securities on loan	49,690,787
Payable for investments purchased	10,112,527
Payable for capital shares redeemed	4,399,846
Accrued management fees	244,059
Distribution and service fees payable	1,944
Accrued foreign withholding tax reclaim expenses	114,752
64,577,448

Net Assets	$1,354,015,309

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,324,249,902
Distributable earnings	29,765,407
$1,354,015,309

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$221,201,601	28,254,955	$7.83
I Class, $0.01 Par Value	$47,191,969	6,045,329	$7.81
A Class, $0.01 Par Value	$5,842,893	740,890	$7.89*
C Class, $0.01 Par Value	$513,973	65,260	$7.88
R Class, $0.01 Par Value	$769,782	97,932	$7.86
R6 Class, $0.01 Par Value	$779,621	99,960	$7.80
G Class, $0.01 Par Value	$1,077,715,470	137,855,367	$7.82
*Maximum offering price $8.37 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,172,811)	$22,547,501
Securities lending, net	220,923
Interest	86,169
22,854,593

Expenses:
Management fees	1,377,697
Distribution and service fees:
A Class	7,836
C Class	3,156
R Class	1,996
Directors' fees and expenses	3,174
Foreign withholding tax reclaim expenses	151,575
Other expenses	3,260
1,548,694
Fees waived - G Class	(801,322)
747,372

Net investment income (loss)	22,107,221

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,621,653)
Futures contract transactions	75,706
Foreign currency translation transactions	(200,175)
(10,746,122)

Change in net unrealized appreciation (depreciation) on:
Investments	(7,198,593)
Translation of assets and liabilities in foreign currencies	(14,787)
(7,213,380)

Net realized and unrealized gain (loss)	(17,959,502)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,147,719

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$22,107,221	$1,730,915
Net realized gain (loss)	(10,746,122)	4,241,108
Change in net unrealized appreciation (depreciation)	(7,213,380)	(1,842,188)
Net increase (decrease) in net assets resulting from operations	4,147,719	4,129,835

Distributions to Shareholders
From earnings:
Investor Class	(699,499)	(310,577)
I Class	(2,345,967)	(835,020)
A Class	(279,208)	(125,340)
C Class	(24,071)	(8,358)
R Class	(35,572)	(14,024)
R6 Class	(40,515)	(25,537)
G Class	(34)	—
Decrease in net assets from distributions	(3,424,866)	(1,318,856)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,282,802,365	16,171,205

Net increase (decrease) in net assets	1,283,525,218	18,982,184

Net Assets
Beginning of period	70,490,091	51,507,907
End of period	$1,354,015,309	$70,490,091

See Notes to Financial Statements.
13

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$49,690,787	—	—	—	$49,690,787
Gross amount of recognized liabilities for securities lending transactions					$49,690,787
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 57% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

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Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%	0.00%(1)
(1)Annual management fee before waiver was 0.75%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.12% for the Investor Class, I Class, A Class, C Class, R Class and R6 Class, and 0.05% for the G Class, for the period ended May 31, 2022.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,601,615 and $173,836, respectively. The effect of interfund transactions on the Statement of Operations was $(16,699) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $462,125,098 and $440,381,152, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022(1)		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	280,000,000		40,000,000
Sold	377,911	$3,161,318	557,197	$4,873,094
Issued in connection with reorganization (Note 10)	26,602,023	207,432,134	—	—
Issued in reinvestment of distributions	82,397	677,909	35,319	300,929
Redeemed	(578,455)	(4,597,779)	(436,726)	(3,831,229)
	26,483,876	206,673,582	155,790	1,342,794
I Class/Shares Authorized	40,000,000		40,000,000
Sold	760,225	6,272,178	2,185,152	19,237,408
Issued in reinvestment of distributions	285,829	2,345,524	98,238	835,020
Redeemed	(605,209)	(4,867,643)	(507,317)	(4,453,793)
	440,845	3,750,059	1,776,073	15,618,635
A Class/Shares Authorized	30,000,000		30,000,000
Sold	9,941	81,258	70,665	618,269
Issued in reinvestment of distributions	33,420	277,341	14,498	124,535
Redeemed	(63,537)	(508,387)	(109,426)	(962,671)
	(20,176)	(149,788)	(24,263)	(219,867)
C Class/Shares Authorized	25,000,000		30,000,000
Sold	842	6,926	11,368	97,302
Issued in reinvestment of distributions	2,898	24,071	974	8,358
Redeemed	(26,201)	(217,882)	(43,057)	(372,648)
	(22,461)	(186,885)	(30,715)	(266,988)
R Class/Shares Authorized	25,000,000		30,000,000
Sold	16,234	133,365	26,160	231,046
Issued in reinvestment of distributions	4,288	35,501	1,328	11,483
Redeemed	(29,181)	(247,000)	(29,232)	(254,388)
	(8,659)	(78,134)	(1,744)	(11,859)
R6 Class/Shares Authorized	40,000,000		45,000,000
Sold	19,112	155,122	164,202	1,458,253
Issued in reinvestment of distributions	4,941	40,515	3,008	25,537
Redeemed	(18,140)	(150,544)	(204,652)	(1,775,300)
	5,913	45,093	(37,442)	(291,510)
G Class/Shares Authorized	925,000,000		N/A
Sold	495,723	3,786,553
Issued in connection with reorganization (Note 10)	138,420,662	1,077,211,960
Issued in reinvestment of distributions	4	34
Redeemed	(1,061,022)	(8,250,109)
	137,855,367	1,072,748,438
Net increase (decrease)	164,734,705	$1,282,802,365	1,837,699	$16,171,205
(1)April 1, 2022 (commencement of sale) through May 31, 2022 for the G Class.
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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$60,477,148	$1,250,163,528	—
Short-Term Investments	54,099,244	23,228,044	—
	$114,576,392	$1,273,391,572	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $2,089,620 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended May 31, 2022, the effect of equity price risk derivative instruments on the Statement of Operations was $75,706 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,368,511,083
Gross tax appreciation of investments	$74,726,389
Gross tax depreciation of investments	(55,269,508)
Net tax appreciation (depreciation) of investments	$19,456,881

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2021, the fund had accumulated short-term capital losses of $(3,138,635) and accumulated long-term capital losses of $(1,830,746), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT International Value Fund, one fund in a series issued by the corporation, were transferred to International Value Fund in exchange for shares of International Value Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of International Value Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on April 22, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On April 22, 2022, NT International Value Fund exchanged its shares for shares of International Value Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT International Value Fund – Investor Class	23,686,733	International Value Fund – Investor Class	26,602,023
NT International Value Fund – G Class	122,935,246	International Value Fund – G Class	138,420,662

The net assets of NT International Value Fund and International Value Fund immediately before the reorganization were $1,284,644,094 and $71,057,510, respectively. NT International Value Fund's unrealized appreciation of $29,633,766 was combined with that of International Value Fund. Immediately after the reorganization, the combined net assets were $1,355,701,604.
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Assuming the reorganization had been completed on December 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended May 31, 2022 are as follows:

Net investment income (loss)	$43,411,928
Net realized and unrealized gain (loss)	(63,338,659)
Net increase (decrease) in net assets resulting from operations	$(19,926,731)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT International Value Fund that have been included in the fund’s Statement of Operations since April 22, 2022.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$8.37	0.22	(0.37)	(0.15)	(0.39)	$7.83	(1.98)%	1.22%(4)	1.22%(4)	5.55%(4)	5.55%(4)	105%	$221,202
2021	$7.82	0.23	0.50	0.73	(0.18)	$8.37	9.30%	1.10%	1.10%	2.57%	2.57%	124%	$14,827
2020	$7.57	0.15	0.33	0.48	(0.23)	$7.82	6.69%	1.21%	1.22%	2.16%	2.15%	91%	$12,633
2019	$7.61	0.23	0.02	0.25	(0.29)	$7.57	3.41%	1.34%	1.34%	3.13%	3.13%	87%	$9,136
2018	$8.96	0.21	(1.27)	(1.06)	(0.29)	$7.61	(12.25)%	1.30%	1.30%	2.56%	2.56%	80%	$11,008
2017	$7.40	0.21	1.51	1.72	(0.16)	$8.96	23.59%	1.30%	1.30%	2.47%	2.47%	101%	$14,398
I Class
2022(3)	$8.36	0.23	(0.37)	(0.14)	(0.41)	$7.81	(1.90)%	1.02%(4)	1.02%(4)	5.75%(4)	5.75%(4)	105%	$47,192
2021	$7.81	0.24	0.51	0.75	(0.20)	$8.36	9.54%	0.90%	0.90%	2.77%	2.77%	124%	$46,842
2020	$7.57	0.16	0.33	0.49	(0.25)	$7.81	6.93%	1.01%	1.02%	2.36%	2.35%	91%	$29,898
2019	$7.62	0.25	0.01	0.26	(0.31)	$7.57	3.53%	1.14%	1.14%	3.33%	3.33%	87%	$18,981
2018	$8.97	0.22	(1.26)	(1.04)	(0.31)	$7.62	(12.05)%	1.10%	1.10%	2.76%	2.76%	80%	$7,434
2017	$7.41	0.23	1.51	1.74	(0.18)	$8.97	23.86%	1.10%	1.10%	2.67%	2.67%	101%	$4,173

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$8.42	0.21	(0.37)	(0.16)	(0.37)	$7.89	(2.11)%	1.47%(4)	1.47%(4)	5.30%(4)	5.30%(4)	105%	$5,843
2021	$7.86	0.20	0.52	0.72	(0.16)	$8.42	9.10%	1.35%	1.35%	2.32%	2.32%	124%	$6,407
2020	$7.60	0.13	0.33	0.46	(0.20)	$7.86	6.32%	1.46%	1.47%	1.91%	1.90%	91%	$6,176
2019	$7.64	0.22	0.01	0.23	(0.27)	$7.60	3.08%	1.59%	1.59%	2.88%	2.88%	87%	$6,532
2018	$8.99	0.19	(1.27)	(1.08)	(0.27)	$7.64	(12.43)%	1.55%	1.55%	2.31%	2.31%	80%	$7,651
2017	$7.41	0.17	1.55	1.72	(0.14)	$8.99	23.45%	1.55%	1.55%	2.22%	2.22%	101%	$9,857
C Class
2022(3)	$8.37	0.16	(0.35)	(0.19)	(0.30)	$7.88	(2.43)%	2.22%(4)	2.22%(4)	4.55%(4)	4.55%(4)	105%	$514
2021	$7.82	0.12	0.52	0.64	(0.09)	$8.37	8.19%	2.10%	2.10%	1.57%	1.57%	124%	$734
2020	$7.51	0.07	0.34	0.41	(0.10)	$7.82	5.65%	2.21%	2.22%	1.16%	1.15%	91%	$926
2019	$7.54	0.16	0.01	0.17	(0.20)	$7.51	2.29%	2.34%	2.34%	2.13%	2.13%	87%	$1,400
2018	$8.87	0.13	(1.26)	(1.13)	(0.20)	$7.54	(13.04)%	2.30%	2.30%	1.56%	1.56%	80%	$2,224
2017	$7.33	0.12	1.51	1.63	(0.09)	$8.87	22.41%	2.30%	2.30%	1.47%	1.47%	101%	$4,225

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$8.38	0.19	(0.37)	(0.18)	(0.34)	$7.86	(2.27)%	1.72%(4)	1.72%(4)	5.05%(4)	5.05%(4)	105%	$770
2021	$7.83	0.18	0.51	0.69	(0.14)	$8.38	8.73%	1.60%	1.60%	2.07%	2.07%	124%	$893
2020	$7.55	0.12	0.33	0.45	(0.17)	$7.83	6.16%	1.71%	1.72%	1.66%	1.65%	91%	$848
2019	$7.58	0.19	0.02	0.21	(0.24)	$7.55	2.91%	1.84%	1.84%	2.63%	2.63%	87%	$575
2018	$8.93	0.18	(1.29)	(1.11)	(0.24)	$7.58	(12.74)%	1.80%	1.80%	2.06%	2.06%	80%	$672
2017	$7.36	0.16	1.52	1.68	(0.11)	$8.93	23.09%	1.80%	1.80%	1.97%	1.97%	101%	$537
R6 Class
2022(3)	$8.36	0.24	(0.38)	(0.14)	(0.42)	$7.80	(1.86)%	0.87%(4)	0.87%(4)	5.90%(4)	5.90%(4)	105%	$780
2021	$7.81	0.27	0.49	0.76	(0.21)	$8.36	9.71%	0.75%	0.75%	2.92%	2.92%	124%	$786
2020	$7.58	0.18	0.32	0.50	(0.27)	$7.81	7.08%	0.86%	0.87%	2.51%	2.50%	91%	$1,027
2019	$7.63	0.26	0.01	0.27	(0.32)	$7.58	3.72%	0.99%	0.99%	3.48%	3.48%	87%	$6,513
2018	$8.98	0.26	(1.29)	(1.03)	(0.32)	$7.63	(11.91)%	0.95%	0.95%	2.91%	2.91%	80%	$16,485
2017	$7.42	0.23	1.52	1.75	(0.19)	$8.98	24.06%	0.95%	0.95%	2.82%	2.82%	101%	$46,833
G Class
2022(5)	$8.18	0.14	(0.39)	(0.25)	(0.11)	$7.82	(3.08)%	0.05%(4)	0.80%(4)	11.39%(4)	10.64%(4)	105%(6)	$1,077,715

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)April 1, 2022 (commencement of sale) through May 31, 2022 (unaudited).
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2022.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 2207

Semiannual Report

May 31, 2022

Non-U.S. Intrinsic Value Fund
Investor Class (ANTUX)
I Class (ANVHX)
A Class (ANVLX)
R Class (ANVRX)
R6 Class (ANVMX)
G Class (ANTGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Soaring Prices, Sharp Volatility Sank Stock Returns

Global investors faced an unusual set of challenges in the six-month period. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, global stocks struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation lingered at a 40-year high in the U.S. and the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global economic growth slowed dramatically, further complicated by COVID-19-related lockdowns that shut down key manufacturing hubs in China.

The Federal Reserve responded to surging inflation in March, launching a rate-hike campaign and ending its bond-buying program. The Bank of England executed a series of rate hikes, while the European Central Bank said it would end its bond buying in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and slowing economic growth fueled widespread and sharp market volatility. Global stock returns broadly declined for the six-month period. Developed markets stocks generally fared better than emerging markets stocks, while U.S. stocks underperformed other developed markets.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	93.8%
Exchange-Traded Funds	2.9%
Short-Term Investments	2.3%
Other Assets and Liabilities	1.0%

Top Five Countries*	% of net assets
United Kingdom	22.4%
Germany	13.6%
Japan	12.8%
France	12.5%
China	11.2%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period(1) 12/1/21 - 5/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$994.70	$5.72	1.15%
I Class	$1,000	$994.70	$4.72	0.95%
A Class	$1,000	$992.20	$6.95	1.40%
R Class	$1,000	$991.70	$8.19	1.65%
R6 Class	$1,000	$996.20	$3.98	0.80%
G Class	$1,000	$1,000.10	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.20	$5.79	1.15%
I Class	$1,000	$1,020.20	$4.78	0.95%
A Class	$1,000	$1,017.95	$7.04	1.40%
R Class	$1,000	$1,016.70	$8.30	1.65%
R6 Class	$1,000	$1,020.94	$4.03	0.80%
G Class	$1,000	$1,024.93	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

5

Schedule of Investments

MAY 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 93.8%
Brazil — 5.7%
Banco Bradesco SA	5,092,426	$17,937,152
Banco do Brasil SA	2,296,000	17,657,636
		35,594,788
Canada — 3.3%
ERO Copper Corp.(1)	623,733	7,737,179
Linamar Corp.	293,470	12,930,453
		20,667,632
China — 11.2%
Alibaba Group Holding Ltd.(1)	1,359,900	16,332,707
Autohome, Inc., ADR	247,045	8,977,615
Baidu, Inc., Class A(1)	944,150	17,259,580
JD.com, Inc., Class A	330,214	9,275,831
Tencent Holdings Ltd.	410,300	18,758,245
		70,603,978
France — 12.5%
Atos SE(1)	123,112	3,240,858
BNP Paribas SA	363,347	20,796,377
Eiffage SA	62,212	6,151,146
Euroapi SA(1)	10,218	148,527
Publicis Groupe SA	255,244	13,981,367
Sanofi	235,030	25,150,058
Sanofi, ADR	165,718	8,824,484
		78,292,817
Germany — 13.6%
Bayerische Motoren Werke AG	380,423	33,050,690
Continental AG	291,179	22,372,250
Mercedes-Benz Group AG	418,678	29,834,744
		85,257,684
Italy — 1.7%
UniCredit SpA	892,849	10,468,752
Japan — 12.8%
Alfresa Holdings Corp.	458,800	6,023,612
Haseko Corp.	439,700	5,245,225
Hazama Ando Corp.	375,600	2,297,214
Mitsubishi UFJ Financial Group, Inc.	2,507,400	14,264,603
Mizuho Financial Group, Inc.	1,067,200	12,692,389
Sumitomo Mitsui Financial Group, Inc.	396,100	12,148,189
Sumitomo Rubber Industries Ltd.	944,700	8,607,071
Takeda Pharmaceutical Co. Ltd.	544,200	15,637,996
Token Corp.	33,900	2,261,828
Yamazen Corp.	209,600	1,533,286
		80,711,413
Mexico — 0.4%
Fibra Uno Administracion SA de CV	2,411,623	2,526,748
Netherlands — 1.5%
Aegon NV	1,772,751	9,438,205
6

	Shares	Value
Russia(2)†
MMC Norilsk Nickel PJSC	76,933	$226,215
South Korea — 1.5%
Hyundai Mobis Co. Ltd.	54,518	9,576,473
Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	2,561,148	14,015,295
Indra Sistemas SA(1)	595,633	6,494,398
		20,509,693
Sweden — 1.5%
Electrolux AB, Class B	621,741	9,667,265
Switzerland — 2.4%
Credit Suisse Group AG	316,823	2,220,099
Novartis AG	142,182	12,915,783
		15,135,882
United Kingdom — 22.4%
ASOS PLC(1)	516,444	10,138,118
AstraZeneca PLC, ADR	453,593	30,154,863
Barclays PLC	11,008,996	23,466,704
Capita PLC(1)	4,789,367	1,465,553
GSK PLC	1,498,340	32,664,368
Standard Chartered PLC	1,773,893	14,100,541
Taylor Wimpey PLC	9,939,380	16,305,652
WPP PLC	1,102,492	12,799,345
		141,095,144
TOTAL COMMON STOCKS (Cost $592,473,252)		589,772,689
EXCHANGE-TRADED FUNDS — 2.9%
iShares MSCI EAFE Value ETF (Cost $17,976,650)	369,223	18,247,001
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,283,346	2,283,346
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 4.375%, 2/15/38 - 2/15/45, valued at $1,112,864), in a joint trading account at 0.74%, dated 5/31/22, due 6/1/22 (Delivery value $1,091,358)		1,091,336
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $11,159,905), at 0.75%, dated 5/31/22, due 6/1/22 (Delivery value $10,941,228)		10,941,000
		12,032,336
TOTAL SHORT-TERM INVESTMENTS (Cost $14,315,682)		14,315,682
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $624,765,584)		622,335,372
OTHER ASSETS AND LIABILITIES — 1.0%		5,985,210
TOTAL NET ASSETS — 100.0%		$628,320,582

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	29.6%
Financials	26.9%
Health Care	20.9%
Communication Services	11.4%
Information Technology	1.8%
Industrials	1.6%
Materials	1.2%
Real Estate	0.4%
Exchange-Traded Funds	2.9%
Short-Term Investments	2.3%
Other Assets and Liabilities	1.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $624,765,584)	$622,335,372
Foreign currency holdings, at value (cost of $287,652)	287,653
Receivable for investments sold	14,123,571
Receivable for capital shares sold	68,295
Dividends and interest receivable	4,289,083
641,103,974

Liabilities
Payable for investments purchased	12,051,859
Payable for capital shares redeemed	586,454
Accrued management fees	145,079
12,783,392

Net Assets	$628,320,582

Net Assets Consist of:
Capital (par value and paid-in surplus)	$606,512,173
Distributable earnings	21,808,409
$628,320,582

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$154,397,954	16,622,298	$9.29
I Class, $0.01 Par Value	$1,397,173	150,378	$9.29
A Class, $0.01 Par Value	$12,641	1,363	$9.27*
R Class, $0.01 Par Value	$44,681	4,825	$9.26
R6 Class, $0.01 Par Value	$4,951	524	$9.45
G Class, $0.01 Par Value	$472,463,182	50,496,461	$9.36
*Maximum offering price $9.84 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,025,654)	$20,359,638
Interest	13,396
20,373,034

Expenses:
Management fees	2,891,253
Distribution and service fees:
A Class	16
R Class	118
Directors' fees and expenses	6,990
Other expenses	7,515
2,905,892
Fees waived - G Class	(1,968,503)
937,389

Net investment income (loss)	19,435,645

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,508,194
Foreign currency translation transactions	(402,071)
11,106,123

Change in net unrealized appreciation (depreciation) on:
Investments	(25,061,166)
Translation of assets and liabilities in foreign currencies	(84,302)
(25,145,468)

Net realized and unrealized gain (loss)	(14,039,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,396,300

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2021
Increase (Decrease) in Net Assets	May 31, 2022	November 30, 2021
Operations
Net investment income (loss)	$19,435,645	$17,849,281
Net realized gain (loss)	11,106,123	40,119,497
Change in net unrealized appreciation (depreciation)	(25,145,468)	3,287,730
Net increase (decrease) in net assets resulting from operations	5,396,300	61,256,508

Distributions to Shareholders
From earnings:
Investor Class	(7,073,080)	(1,430,575)
I Class	(9,012)	(70)
A Class	(534)	(49)
R Class	(1,406)	(56)
R6 Class	(234)	(75)
G Class	(28,796,193)	(11,626,760)
Decrease in net assets from distributions	(35,880,459)	(13,057,585)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,823,477	32,025,752

Net increase (decrease) in net assets	(22,660,682)	80,224,675

Net Assets
Beginning of period	650,981,264	570,756,589
End of period	$628,320,582	$650,981,264

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 31, 2022 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Non-U.S. Intrinsic Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 55% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.15%	0.95%	1.15%	1.15%	0.80%	0.00%(1)
(1)Annual management fee before waiver was 0.80%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2022 were $242,238,314 and $253,445,682, respectively.
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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2022		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	1,364,047	$13,471,564	4,534,364	$46,710,028
Issued in reinvestment of distributions	735,130	7,071,954	158,244	1,430,521
Redeemed	(1,148,530)	(10,819,890)	(1,008,137)	(10,047,396)
	950,647	9,723,628	3,684,471	38,093,153
I Class/Shares Authorized	40,000,000		50,000,000
Sold	132,868	1,335,079	19,679	201,790
Issued in reinvestment of distributions	920	8,837	8	70
Redeemed	(3,300)	(30,078)	(296)	(3,012)
	130,488	1,313,838	19,391	198,848
A Class/Shares Authorized	40,000,000		50,000,000
Sold	—	—	804	8,716
Issued in reinvestment of distributions	55	534	5	49
	55	534	809	8,765
R Class/Shares Authorized	40,000,000		50,000,000
Sold	7,168	70,121	4,277	43,464
Issued in reinvestment of distributions	146	1,406	6	56
Redeemed	(5,696)	(53,822)	(1,801)	(18,211)
	1,618	17,705	2,482	25,309
R6 Class/Shares Authorized	40,000,000		60,000,000
Issued in reinvestment of distributions	24	234	8	75
G Class/Shares Authorized	340,000,000		340,000,000
Sold	5,000,050	47,050,798	6,193,840	62,730,403
Issued in reinvestment of distributions	2,987,157	28,796,193	1,284,725	11,626,760
Redeemed	(7,785,977)	(79,079,453)	(8,027,946)	(80,657,561)
	201,230	(3,232,462)	(549,381)	(6,300,398)
Net increase (decrease)	1,284,062	$7,823,477	3,157,780	$32,025,752

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$8,977,615	$61,626,363	—
France	8,824,484	69,468,333	—
United Kingdom	30,154,863	110,940,281	—
Other Countries	—	299,780,750	—
Exchange-Traded Funds	18,247,001	—	—
Short-Term Investments	2,283,346	12,032,336	—
	$68,487,309	$553,848,063	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$636,430,788
Gross tax appreciation of investments	$62,860,483
Gross tax depreciation of investments	(76,955,899)
Net tax appreciation (depreciation) of investments	$(14,095,416)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.76	0.24	(0.27)	(0.03)	(0.16)	(0.28)	(0.44)	$9.29	(0.53)%	1.15%(4)	1.15%(4)	5.09%(4)	5.09%(4)	38%	$154,398
2021	$8.98	0.18	0.72	0.90	(0.12)	—	(0.12)	$9.76	10.15%	1.25%	1.25%	1.76%	1.76%	54%	$152,993
2020	$10.61	0.13	(1.31)	(1.18)	(0.32)	(0.13)	(0.45)	$8.98	(11.75)%	1.31%	1.31%	1.60%	1.60%	68%	$107,655
2019(5)	$10.00	0.31	0.34	0.65	(0.04)	—	(0.04)	$10.61	6.59%	1.31%(4)	1.31%(4)	3.04%(4)	3.04%(4)	85%	$101,934
I Class
2022(3)	$9.78	0.25	(0.28)	(0.03)	(0.18)	(0.28)	(0.46)	$9.29	(0.53)%	0.95%(4)	0.95%(4)	5.29%(4)	5.29%(4)	38%	$1,397
2021	$8.99	0.19	0.74	0.93	(0.14)	—	(0.14)	$9.78	10.47%	1.05%	1.05%	1.96%	1.96%	54%	$194
2020(6)	$10.45	0.15	(1.16)	(1.01)	(0.32)	(0.13)	(0.45)	$8.99	(10.29)%	1.11%(4)	1.11%(4)	1.80%(4)	1.80%(4)	68%(7)	$4
A Class
2022(3)	$9.73	0.23	(0.28)	(0.05)	(0.13)	(0.28)	(0.41)	$9.27	(0.78)%	1.40%(4)	1.40%(4)	4.84%(4)	4.84%(4)	38%	$13
2021	$8.96	0.16	0.71	0.87	(0.10)	—	(0.10)	$9.73	9.89%	1.50%	1.50%	1.51%	1.51%	54%	$13
2020(6)	$10.45	0.11	(1.15)	(1.04)	(0.32)	(0.13)	(0.45)	$8.96	(10.62)%	1.56%(4)	1.56%(4)	1.35%(4)	1.35%(4)	68%(7)	$4
R Class
2022(3)	$9.71	0.23	(0.29)	(0.06)	(0.11)	(0.28)	(0.39)	$9.26	(0.83)%	1.65%(4)	1.65%(4)	4.59%(4)	4.59%(4)	38%	$45
2021	$8.93	0.15	0.71	0.86	(0.08)	—	(0.08)	$9.71	9.65%	1.75%	1.75%	1.26%	1.26%	54%	$31
2020(6)	$10.45	0.09	(1.16)	(1.07)	(0.32)	(0.13)	(0.45)	$8.93	(10.93)%	1.81%(4)	1.81%(4)	1.10%(4)	1.10%(4)	68%(7)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022(3)	$9.94	0.26	(0.28)	(0.02)	(0.19)	(0.28)	(0.47)	$9.45	(0.38)%	0.80%(4)	0.80%(4)	5.44%(4)	5.44%(4)	38%	$5
2021	$9.14	0.22	0.73	0.95	(0.15)	—	(0.15)	$9.94	10.57%	0.90%	0.90%	2.11%	2.11%	54%	$5
2020(6)	$10.60	0.16	(1.16)	(1.00)	(0.33)	(0.13)	(0.46)	$9.14	(10.12)%	0.96%(4)	0.96%(4)	1.95%(4)	1.95%(4)	68%(7)	$4
G Class
2022(3)	$9.90	0.30	(0.28)	0.02	(0.28)	(0.28)	(0.56)	$9.36	0.01%	0.00%(4)(8)	0.80%(4)	6.24%(4)	5.44%(4)	38%	$472,463
2021	$9.11	0.31	0.72	1.03	(0.24)	—	(0.24)	$9.90	11.56%	0.00%(8)	0.90%	3.01%	2.11%	54%	$497,745
2020	$10.76	0.24	(1.29)	(1.05)	(0.47)	(0.13)	(0.60)	$9.11	(10.58)%	0.01%	0.96%	2.90%	1.95%	68%	$463,081
2019(5)	$10.00	0.43	0.37	0.80	(0.04)	—	(0.04)	$10.76	8.00%	0.01%(4)	0.96%(4)	4.34%(4)	3.39%(4)	85%	$264,529

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2022 (unaudited).
(4)Annualized.
(5)December 6, 2018 (fund inception) through November 30, 2019.
(6)December 3, 2019 (commencement of sale) through November 30, 2020.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2020.
(8)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95206 2207

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 28, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2022